Touchstone Gold Variable Annuity
                                                                      PROSPECTUS
                                                                     May 1, 1999
Western-Southern Life Assurance Company
Separate Account 1

This Prospectus describes the Touchstone Gold Variable Annuity Contract and the investment options available to Contract owners. It contains information you should know before purchasing a Contract and selecting your investment options. Please read this Prospectus carefully and keep it for future reference.

The Touchstone Gold Variable Annuity Contract is issued by Western-Southern Life Assurance Company (WSLAC). The Contract is an investment alternative for investors who want to accumulate money on a tax-deferred basis for retirement or other long-term goals.

You can purchase a Contract for $2,000 or more. You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA or a 403(b) plan, for $1,000 or more. If you select our Automatic Investment Plan, you can purchase a Contract with regular installment payments of $50 or more. The Contract also includes a flexible purchase payment feature that allows you to make additional payments later.

You tell us how to invest your payments. Your investment options include 18 Sub-Accounts and the Fixed Account. Each Sub-Account invests in an underlying Fund with the same investment objective. The Funds include:


o AIM V.I. Growth                            o Touchstone International Equity
o AIM V.I. Government Securities             o Touchstone Income Opportunity
o Alger American Small Capitalization        o Touchstone High Yield
o Alger American Growth                      o Touchstone Value Plus
o MFS VIT Emerging Growth                    o Touchstone Growth & Income
o MFS VIT Growth with Income                 o Touchstone Enhanced 30
o PIMCO Long-Term U.S. Government Bond       o Touchstone Balanced
o Touchstone Small Cap Value                 o Touchstone Bond
o Touchstone Emerging Growth                 o Touchstone Standby Income


The Fixed Account is an additional investment option. It is a fixed-rate option, backed by the general assets of WSLAC.

The Statement of Additional Information dated May 1, 1999 contains more information about the Contract, WSLAC and its Separate Account 1. It has been filed with the Securities and Exchange Commission (SEC) and is legally part of this Prospectus. The table of contents for the Statement of Additional Information is located on page 51 of this Prospectus. For a free copy, call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2).

The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, certain other material that is legally part of the registration statement of Separate Account 1, and other information about Separate Account 1. You can view these documents at the Public Reference Room of the SEC or obtain copies, for a fee, by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-6009. You can also call the SEC at 800.SEC.0330.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Contracts or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Contracts are not deposits or obligations of any bank. No bank has guaranteed or endorsed the Contracts. The Contracts are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, the National Credit Union Share Insurance Fund or any other agency.

Investments in variable annuities involve investment risk, including possible loss of principal and earnings.

You should rely only on the information contained in the Contract, the Touchstone Gold Variable Annuity Prospectus, the Statement of Additional Information or our approved sales literature.

No one is authorized to give any information or make any representation other than those contained in the Contract, this Prospectus, the Statement of Additional Information or our approved sales literature.

Table of Contents

Touchstone Gold Variable Annuity Prospectus



Table Of Contents

                                                                            Page

Cover Page ................................................................    1

Table Of Contents .........................................................    3

Glossary ..................................................................    4

Fee And Expense Tables ....................................................    5

Summary ...................................................................    8

Purchasing Your Contract ..................................................   10

Transferring Your Money ...................................................   12

Accessing Your Money ......................................................   14

Charges ...................................................................   17

Information About The Investment Options ..................................   20

Valuation Of  Your Investments ............................................   23

Performance Information ...................................................   24

Annuity Income Payment Options ............................................   25

Guaranteed Death Benefit ..................................................   28

WSLAC And Separate Account 1 ..............................................   29

Underwriter ...............................................................   30

Voting Rights .............................................................   31

Other InformationAboutYour Contract .......................................   32

Federal Income Tax Information ............................................   34

Supplement A: Accumulation Unit Values ....................................   40

Supplement B: Section 401 Plans and Section 403(b) Plans ..................   41

Supplement C: State of Texas Optional Retirement Program ...................  46

Table Of Contents For Statement Of Additional Information ..................  49

Glossary

Touchstone Gold Variable Annuity Prospectus

Glossary

 Accumulation Unit
--------------------------------------------------------------------------------
  A unit of measure used to calculate a Contract owner's share of a Sub-Account.

 Accumulation Unit Value
--------------------------------------------------------------------------------
  The dollar value of an Accumulation Unit in a Sub-Account.

 Annuitant
--------------------------------------------------------------------------------
  The person whose life is used to determine the amount of any annuity income payments and the length of time for which the payments are made.

 Code
--------------------------------------------------------------------------------
  The Internal Revenue Code of 1986, as amended.

 Contract
--------------------------------------------------------------------------------
  The Touchstone Gold Variable Annuity Contract, including the application and any amendments, riders or endorsements.

 Contract Date
--------------------------------------------------------------------------------
  The effective date of a Contract. The Contract Date is shown on page 3 of your Contract.

 Contract Value
--------------------------------------------------------------------------------
  The total value of your Contract at any time before or on the Income Date. This represents the sum of the value of your investments in the Sub-Accounts and the value of your investments in the Fixed Account.

 Contract Year
--------------------------------------------------------------------------------
  A year that starts on your Contract Date or the anniversary of your Contract Date.

 Fixed Account
--------------------------------------------------------------------------------
  An option that provides a fixed rate of interest.

 Fund
--------------------------------------------------------------------------------
  Each Sub-Account invests in a Fund that has the same investment objective as the Sub-Account.

 Income Date
--------------------------------------------------------------------------------
  The date on which annuity payments are scheduled to begin.

 Sub-Account
--------------------------------------------------------------------------------
  Each Sub-Account invests in a Fund, which has the same investment objective as the Sub-Account.

 Surrender Value
--------------------------------------------------------------------------------
  The Contract Value minus any surrender charges and contract maintenance charge.

 WSLAC, we, our and us
--------------------------------------------------------------------------------
  Western-Southern Life Assurance Company.

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Page 5

Fee And Expense Tables

Touchstone Gold Variable Annuity Prospectus

Fee And Expense Tables


These tables describe the fees and expenses that you may pay directly or indirectly if you purchase a contract. More complete information about these fees and expenses is located in the "Charges" section of this Prospectus on pages 17 through 19.

CONTRACT OWNER TRANSACTION EXPENSES

MAXIMUM Contingent Deferred Sales Charge (Surrender Charge)           7.00%
(as a percentage of amount surrendered or withdrawn)*
Annual Contract Maintenance Charge* *                                $35.00

                                                                     Sub-Account
                                                                 Annual Expenses
                                                             (as a percentage of
                                                          average account value)

                          Mortality and Expense Risk Charges             1.20%
------------------------------------------------------------------------------
                              Contract Administration Charge             0.15%
------------------------------------------------------------------------------
                                                       Total             1.35%
------------------------------------------------------------------------------

                                                       Fund Expenses
                                         (as a percentage of average daily net assets
                                             and after expense reimbursement)* * *
                                        Advisor Fee    Other Expenses   Total Expenses

                    AIM V.I. Growth         0.64%            0.08%            0.72%
-----------------------------------------------------------------------------------
     AIM V.I. Government Securities         0.50%            0.26%            0.76%
-----------------------------------------------------------------------------------
                    Alger American
               Small Capitalization         0.85%            0.04%            0.89%
-----------------------------------------------------------------------------------
              Alger American Growth         0.75%            0.04%            0.79%
-----------------------------------------------------------------------------------
            MFS VIT Emerging Growth         0.75%            0.10%            0.85%
-----------------------------------------------------------------------------------
         MFS VIT Growth with Income         0.75%            0.13%            0.88%
-----------------------------------------------------------------------------------
                   PIMCO Long-Term
               U.S. Government Bond         0.40%            0.25%            0.65%
-----------------------------------------------------------------------------------
         Touchstone Small Cap Value         0.80%            0.20%            1.00%
-----------------------------------------------------------------------------------
         Touchstone Emerging Growth         0.80%            0.35%            1.15%
-----------------------------------------------------------------------------------
    Touchstone International Equity         0.95%            0.30%            1.25%
-----------------------------------------------------------------------------------
      Touchstone Income Opportunity         0.65%            0.20%            0.85%
-----------------------------------------------------------------------------------
              Touchstone High Yield         0.60%            0.20%            0.80%
-----------------------------------------------------------------------------------
              Touchstone Value Plus         0.75%            0.40%            1.15%
-----------------------------------------------------------------------------------
         Touchstone Growth & Income         0.80%            0.05%            0.85%
-----------------------------------------------------------------------------------
             Touchstone Enhanced 30         0.65%            0.10%            0.75%
-----------------------------------------------------------------------------------
                Touchstone Balanced         0.80%            0.10%            0.90%
-----------------------------------------------------------------------------------
                    Touchstone Bond         0.55%            0.20%            0.75%
-----------------------------------------------------------------------------------
          Touchstone Standby Income         0.25%            0.25%            0.50%
-----------------------------------------------------------------------------------


* The surrender charge does not apply to certain transactions. We may reduce the surrender charge when Contracts are sold to a group. The surrender charge is based on the number of years a purchase payment has been invested in your Contract and decreases over time. If a purchase payment has been invested for 7 years or more when you withdraw that purchase payment, you will not pay a surrender charge.

* * In certain states and for certain retirement plans, we can waive, reduce or eliminate the annual contract maintenance charge.

* * * Since the Touchstone Value Plus commenced operations in 1998 and the Touchstone Small Cap Value, High Yield, Growth & Income, Enhanced 30 and Bond Funds commenced operations in 1999, expenses for these Funds in this table and the following table are based on estimates.

Fee And Expense Tables

Touchstone Gold Variable Annuity Prospectus


The "Total Expenses" column in this table represents the expenses paid by the Funds, not necessarily the expenses incurred by the Funds. The advisors or custodians for some of the Funds have agreed to waive or reimburse certain fees and expenses incurred by those Funds. The advisors or custodians that have agreed to limit the expenses paid by one or more of the Funds are:


o The custodian for each of the MFS Funds has agreed to an expense offset arrangement if expenses reach a specified level. The MFS Funds may also have other agreements that reduce the expense actually paid by the MFS
   Funds. For example, prior to October 2, 1998, Massachusetts Financial Services Company had agreed to waive certain fees or reimburse the MFS
   Growth with Income Fund so that the Fund's expenses did not exceed specified levels.
o Pacific Investment Management Company has agreed to reduce its administrative fee, subject to potential future reimbursement, to the extent that total expenses of the PIMCO Fund would exceed 0.65%.
o Touchstone Advisors, Inc. has agreed to waive certain fees or reimburse each of the Touchstone Funds so that the each Fund's expenses do not exceed the percentage listed for that Fund listed in this table. The agreement will remain in place until at least December 31, 1999.


If these advisors did not agree to waive or reimburse certain fees and expenses of the respective Funds, the total expenses of each of those Funds would be higher as indicated in the table that follows. If the Fund is not the subject of an agreement to waive or reimburse expenses, the "Total Expenses" column in this table will be the same as the "Total Expenses (Before reimbursement)" column in the following table.


                                                                  Total Expenses
                                                          (Before reimbursement)
                                           AIM V.I. Growth                0.72%
-------------------------------------------------------------------------------

                            AIM V.I. Government Securities                0.76%
-------------------------------------------------------------------------------

                       Alger American Small Capitalization                0.89%
-------------------------------------------------------------------------------

                                     Alger American Growth                0.79%
-------------------------------------------------------------------------------

                                   MFS VIT Emerging Growth                0.85%
-------------------------------------------------------------------------------

                                MFS VIT Growth with Income                0.95%
-------------------------------------------------------------------------------

                      PIMCO Long-Term U.S. Government Bond                0.67%
-------------------------------------------------------------------------------

                                Touchstone Small Cap Value                2.70%
-------------------------------------------------------------------------------

                                Touchstone Emerging Growth                1.49%
-------------------------------------------------------------------------------

                           Touchstone International Equity                1.95%
-------------------------------------------------------------------------------

                             Touchstone Income Opportunity                1.25%
-------------------------------------------------------------------------------

                                     Touchstone High Yield                2.50%
-------------------------------------------------------------------------------

                                     Touchstone Value Plus                7.49%
-------------------------------------------------------------------------------

                                Touchstone Growth & Income                1.37%
-------------------------------------------------------------------------------

                                    Touchstone Enhanced 30                2.45%
-------------------------------------------------------------------------------

                                       Touchstone Balanced                1.37%
-------------------------------------------------------------------------------

                                           Touchstone Bond                1.32%
-------------------------------------------------------------------------------

                                 Touchstone Standby Income                0.95%
-------------------------------------------------------------------------------

EXAMPLES
These examples should help you compare the cost of purchasing a Contract with the cost of purchasing other variable annuity contracts.


The examples assume that you invest $1,000 in each Sub-Account, your investment has a 5% return each year and the Fund's total expenses are the same as shown on the previous page in the column entitled "Total Expenses (after Reimbursement)". Your actual costs may be higher or lower than the costs shown in the examples.

Fee And Expense Tables

Touchstone Gold Variable Annuity Prospectus

Example 1      This example assumes that you surrender your Contract at the end of the applicable time period.

                                           1 Year   3 Years    5 Years 10 Years


   AIM V.I. Growth                          $93      $124       $155     $256
   AIM V.I. Government Securities           $93      $125       $157     $260
   Alger American Small Capitalization      $94      $129       $164     $274
   Alger American Growth                    $93      $126       $159     $263
   MFS VIT Emerging Growth                  $94      $128       $162     $270
   MFS VIT Growth with Income               $94      $129       $164     $273
   PIMCO Long-Term U.S. Government Bond     $92      $122       $153     $251
   Touchstone Small Cap Value               $96      $132          *        *
   Touchstone Emerging Growth               $97      $137       $178     $301
   Touchstone International Equity          $98      $140       $183     $311
   Touchstone Income Opportunity            $94      $128       $162     $270
   Touchstone High Yield                    $93      $126          *        *
   Touchstone Value Plus                    $97      $137          *        *
   Touchstone Growth & Income               $94      $128       $162     $270
   Touchstone Enhanced 30                   $93      $125          *        *
   Touchstone Balanced                      $94      $129       $165     $275
   Touchstone Bond                          $93      $125       $157     $259
   Touchstone Standby Income                $90      $117       $144     $232


Example 2      This example assumes that you annuitize your Contract at the end of the applicable time period and choose at least a 5-year payout period.

                                            1 Year   3 Years    5 Years 10 Years


   AIM V.I. Growth                           $93       $70       $119     $256
   AIM V.I. Government Securities            $93       $71       $121     $260
   Alger American Small Capitalization       $94       $75       $128     $274
   Alger American Growth                     $93       $72       $123     $263
   MFS VIT Emerging Growth                   $94       $74       $126     $270
   MFS VIT Growth with Income                $94       $75       $128     $273
   PIMCO Long-Term U.S. Government Bond      $92       $68       $117     $251
   Touchstone Small Cap Value                $96       $78          *        *
   Touchstone Emerging Growth                $97       $83       $142     $301
   Touchstone International Equity           $98       $86       $147     $311
   Touchstone Income Opportunity             $94       $74       $126     $270
   Touchstone High Yield                     $93       $72          *        *
   Touchstone Value Plus                     $94       $83          *        *
   Touchstone Growth & Income                $94       $74       $126     $270
   Touchstone Enhanced 30                    $93       $71          *        *
   Touchstone Balanced                       $94       $75       $129     $275
   Touchstone Bond                           $93       $71       $121     $259
   Touchstone Standby Income                 $90       $63       $108     $232


Example 3      This example assumes that you do not surrender your Contract.

                                            1 Year   3 Years    5 Years 10 Years


   AIM V.I. Growth                            $23       $70       $119     $256
   AIM V.I. Government Securities             $23       $71       $121     $260
   Alger American Small Capitalization        $24       $75       $128     $274
   Alger American Growth                      $23       $72       $123     $263
   MFS VIT Emerging Growth                    $24       $74       $126     $270
   MFS VIT Growth with Income                 $24       $75       $126     $273
   PIMCO Long-Term U.S. Government Bond       $22       $68       $117     $251
   Touchstone Small Cap Value                 $26       $78          *        *
   Touchstone Emerging Growth                 $27       $83       $142     $301
   Touchstone International Equity            $28       $86       $147     $311
   Touchstone Income Opportunity              $24       $74       $126     $270
   Touchstone High Yield                      $23       $72          *        *
   Touchstone Value Plus                      $24       $74          *        *
   Touchstone Growth & Income                 $24       $74       $126     $270
   Touchstone Enhanced 30                     $23       $71          *        *
   Touchstone Balanced                        $24       $75       $129     $275
   Touchstone Bond                            $23       $71       $121     $259
   Touchstone Standby Income                  $20       $63       $108     $232



 *  Information is shown only for Funds with 10 months of operations.

Summary

Touchstone Gold Variable Annuity Prospectus

Summary
This summary highlights some basic information about the Touchstone Gold Variable Annuity Contract. More information about the Contract is located on pages 10 through 33 of this Prospectus.

HOW THE CONTRACT WORKS
The Contract is a contract between you and WSLAC. The Contract, like all variable annuity contracts, has two phases: the accumulation phase and the annuity income phase. During the accumulation phase, earnings on your investment accumulate on a tax-deferred basis. The annuity income phase begins when you start to receive annuity income payments. The amount of money you accumulate during the accumulation phase determines the amount of the annuity income payments you receive. You can select one of several annuity income payment options.

The Contract also provides a guaranteed death benefit that is payable to a designated beneficiary when the Annuitant dies. Generally, the Contract guarantees that the beneficiary will receive the greater of either the total purchase payments less any withdrawals or the Contract Value, regardless of investment performance.

WHO SHOULD PURCHASE THE CONTRACT
The Contract allows you to accumulate money on a tax-deferred basis for retirement or other long-term goals through various investment options. Generally, the higher your tax bracket, the more you will benefit from the tax-deferred feature of the Contract. You should not purchase a Contract if you are looking for a short-term investment or if you cannot take the risk of getting less money back than you paid for the Contract. You may want to consult a tax advisor or other investment professional before you purchase a Contract.

PURCHASING A CONTRACT
You can purchase a Contract for $2,000 or more. You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA or a 403(b) plan, for $1,000 or more. If you select our Automatic Investment Plan, you can purchase a Contract with regular installment payments of $50 or more. The Contract also includes a flexible purchase payment feature that allows you to make additional payments later.

SELECTINGYOUR INVESTMENT OPTIONS
You can allocate your purchase payments among the following investment options.

SUB-ACCOUNTS
The Sub-Accounts are designed to offer you a better return than the Fixed Account. This better return is not guaranteed. Depending on market conditions, you can make or lose money in any Sub-Account.


o AIM V.I. Growth                              o Touchstone International Equity
o AIM V.I. Government Securities               o Touchstone Income Opportunity
o Alger American Small Capitalization          o Touchstone High Yield
o Alger American Growth                        o Touchstone Value Plus
o MFS VIT Emerging Growth                      o Touchstone Growth & Income
o MFS VIT Growth with Income                   o Touchstone Enhanced 30
o PIMCO Long-Term U.S. Government Bond         o Touchstone Balanced
o Touchstone Small Cap Value                   o Touchstone Bond
o Touchstone Emerging Growth                   o Touchstone Standby Income

Summary

Touchstone Gold Variable Annuity Prospectus


FIXED ACCOUNT
The Fixed Account offers you a fixed return. While your money is invested in the Fixed Account, we guarantee to pay you interest at a set rate. We may change the interest rate, but we guarantee that the effective annual rate will be at least 3%.

TRANSFERRING AMONG INVESTMENT OPTIONS
You can transfer money from one investment option to another. Like all variable annuities, transfers between investment options are tax-free. The minimum transfer amount is $250. We limit the number of times you can transfer between investment options in each ContractYear and the amount you can transfer from the Fixed Account.

ACCESSING YOUR MONEY
You can access your money at any time during the accumulation phase. Generally, you can withdraw up to 10% of your purchase payments by partial and systematic withdrawals without a charge each Contract Year. If you withdraw more than 10% in a Contract Year, there may be a surrender charge. The maximum surrender charge is 7% of the amount withdrawn and declines to 0% over time.

Also be aware that you may be required to pay income taxes and a 10% federal penalty tax on any amount you withdraw.

CHARGES AND FEES
A $35 contract maintenance charge is ordinarily deducted each year from your ContractValue. Other administrative charges are deducted at an annual rate of no more than 1.35% of your ContractValue. Depending on the investment options you choose, you may indirectly pay investment advisory fees. Some charges and fees do not apply to money invested in the Fixed Account.

10-DAY REVIEW PERIOD
You have 10 days to review your Contract after you receive it. If you are not satisfied with your Contract, you can cancel it but must do so by returning it to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850 within 10 days after you receive it. If you cancel your Contract, in most cases we will refund the ContractValue to you. However, some state laws may require us to refund your purchase payments.

ADDITIONAL INFORMATION
Representatives at the Touchstone Variable Annuity Service Center can answer your questions about the Contract. You can call the Service Center at
800.669.2796 (press 2).

ACCUMULATION UNIT VALUES
The Accumulation Unit Values for each Sub-Account that commenced operations before January 1, 1999, are shown in SupplementA on page 40.

Purchasing Your Contract

Touchstone Gold Variable Annuity Prospectus



Purchasing Your Contract
To obtain an application to purchase a Contract, please contact your investment advisor or the Touchstone Variable Annuity Service Center by mail at P.O. Box 2850, Cincinnati, Ohio 45201-2850 or by phone at 800.669.2796 (press 2).

MINIMUMAND MAXIMUM PURCHASE PAYMENTS

     o    You can purchase a Contract for $2,000 or more.

     o A purchase of over $500,000 may be made with prior approval from Touchstone.

     o You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA, a 403(b) plan, a SIMPLE IRA (Savings Incentive Match Plans for Employees), or a SEP (Simplified Employee Pension Plan), for $1,000 or more.

     o You can make additional investments in your Contract at any time before the Income Date. Each additional purchase payment must be at least $100.

     o You can also purchase a Contract and make additional payments through automatic or scheduled installment payments, such as pre-authorized checking account deductions, salary deductions or electronic funds transfers. If you select our Automatic Investment Plan, you can purchase a Contract with regular installment payments of $50 or more. Each automatic installment payment must be at least $50 and your total installment payments in the first ContractYear must be at least $600.

10-DAY REVIEW PERIOD
You have 10 days to review your Contract after you receive it. This 10-day review period is called the free look period. The state where you live may require us to give you a longer free look period.

If you are not satisfied with the Contract, you can cancel it during the free look period. To cancel the Contract, you must return it to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850 within 10 days after you receive it. If you cancel the Contract, in most cases we will refund the ContractValue to you. However, some state laws may require us to refund your purchase payments.

INVESTMENT OPTIONS
You decide how to allocate your purchase payments by selecting from the following investment options.


SUB-ACCOUNTS
o AIM V.I. Growth                             o Touchstone International Equity
o AIM V.I. Government Securities              o Touchstone Income Opportunity
o Alger American Small Capitalization         o Touchstone High Yield
o Alger American Growth                       o Touchstone Value Plus
o MFS VIT Emerging Growth                     o Touchstone Growth & Income
o MFS VIT Growth with Income                  o Touchstone Enhanced 30
o PIMCO Long-Term U.S. Government Bond        o Touchstone Balanced
o Touchstone Small Cap Value                  o Touchstone Bond
o Touchstone Emerging Growth                  o Touchstone Standby Income

Purchasing Your Contract

Touchstone Gold Variable Annuity Prospectus


FIXED ACCOUNT

     o    One year fixed return of at least 3%.

ALLOCATION OF PURCHASE PAYMENTS
Your allocation instructions are included in your application and shown on page 3 of your Contract. You can change your allocation instructions by writing to us.When we receive a purchase payment from you, we allocate it based on the most recent allocation instructions we have received from you.

The following guidelines apply to the allocation of your purchase payments:

     o Allocate at least 5% of your initial purchase payment to each investment option you choose. When we have received the necessary state approvals, you may allocate as little as 1% to each investment option.

     o Use whole percentages. For example, you can allocate 33% or 34% to an investment option, not 33 1/3%.

     o    Make sure your percentages total 100%.

Allocation Changes by Phone. You can change the allocation of your future purchase payments over the phone by following these steps:

Step 1. Fill out either the telephone authorization part of the application or a Telephone Authorization Form. You can get a copy of either form by contacting the Touchstone Variable Annuity Service Center. You must complete and return one of these forms before you call to change your allocations over the phone.

Step 2. Call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) between 8:00 a.m. and 4:00 p.m. Eastern Time.

      Give the representative the following information:

     o    Your Social Security number

     o Your Contract number or other precise information that identifies your Contract

     o    Your allocation instructions

This privilege is subject to state approval.

Allocation Changes in Writing. You can change the allocation of your future purchase payments by writing to the Touchstone Variable Annuity Service Center. Your written instructions must include the following information:

     o Your Contract number or other precise information that identifies your Contract

     o    Your allocation instructions

sidebar
You should review your selected investment options and allocations periodically to determine if they are appropriate considering market conditions and your financial objectives.

Transferring Your Money

Touchstone Gold Variable Annuity Prospectus


Transferring Your Money

You can transfer money from one investment option to another.You can make transfers by phone or in writing.

The following guidelines apply to transfers other than dollar cost averaging transfers:

     o    Each transfer must be at least $250.

     o The allocation to each investment option must be at least 5% of the total transfer amount. When we have received the necessary state approvals, you may allocate as little as 1% to each investment option.

     o    You can transfer money among the Sub-Accounts once every 30 days.

     o You can transfer from the Fixed Account only once each Contract Year, transferring up to 25% of your money in the Fixed Account.

     o You can transfer to the Fixed Account only once each Contract Year, transferring an unlimited amount.

Transfers by Phone. You can transfer your money by calling us and following these steps:

Step 1. Fill out either the telephone transfer authorization part of the application or a Telephone Authorization Form. You can get a copy of either form by contacting the Touchstone Variable Annuity Service Center.You must complete and return one of these forms before you call to transfer your money.

Step 2. Call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) between 8:00 a.m. and 4:00 p.m. Eastern time.

     Give the representative the following information:

     o    Your Social Security number

     o Your Contract number or other precise information that identifies your Contract

     o    Your transfer instructions

Transfers in Writing. You can also transfer your money by writing to the Touchstone Variable Annuity Service Center.Your written instructions must include the following information:

     o Your Contract number or other precise information that identifies your Contract

     o    Your transfer instructions

THIRD PARTY AUTHORIZATION
You can authorize a third party to transfer money for you.To do so, you must complete the appropriate authorization forms. Contact the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) for additional information.

Purchasing Your Contract

Touchstone Gold Variable Annuity Prospectus



TOUCHSTONE'S DOLLAR COST AVERAGING PROGRAM
Dollar cost averaging is a method of investing equal amounts of money at regular intervals. Dollar cost averaging allows you to purchase more Accumulation Units when prices are low and fewer when prices are high. For dollar cost averaging to be effective, you should continue to invest during both market ups and downs. You should also consider your financial ability to maintain a consistent level of investment over time.

Touchstone's Dollar Cost Averaging Program allows you to transfer amounts at regular intervals from the Touchstone Standby Income Sub-Account or the Fixed Account to other Sub-Accounts.You can make the following transfers:

     o    A specific dollar amount

     o A specific percentage of your money in the Touchstone Standby Income Sub-Account or the Fixed Account

     o    Earnings in the Touchstone Standby Income Sub-Account or the Fixed
          Account

You select the number and the frequency of your transfers in Touchstone's Dollar Cost Averaging Program. We will transfer the money on the anniversary of your Contract Date each month or each quarter.


The following guidelines apply to dollar cost averaging transfers:

     o    Your Contract Value must be at least $10,000.

     o    Dollar cost averaging transfers must continue for at least 12 months.

     o    Each transfer must be at least $200.

     o The allocation to each Sub-Account must be at least 5% of the transfer amount. When we have received the necessary state approvals, you may allocate as little as 1% to each investment option.

To set up dollar cost averaging transfers, contact the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) or P.O. Box 2850, Cincinnati, Ohio 45201-2850.

Dollar cost averaging transfers will stop if we complete the number of transfers you requested, you ask us to stop after using the program for at least 12 months, you do not have enough money in your accounts to complete the transfer, or the program is discontinued. If we discontinue the program, you will be allowed to complete the number of transfers you previously requested.

sidebar
ooo Dollar Cost Averaging

Dollar cost averaging can result in a lower average cost of investing over time. While dollar cost averaging does not guarantee a profit or prevent a loss, you have a higher likelihood to profit from this long-term investment method.

Accessing Your Money

Touchstone Gold Variable Annuity Prospectus



Accessing Your Money
Your Contract is designed to help you achieve your long-term investment goals. However, there may be times when you need to access the money you have invested in your Contract.You can access your money at any time during the accumulation phase by making a partial withdrawal, by making systematic withdrawals or by canceling your Contract.

If you withdraw money from your Contract or cancel your Contract, you may have to pay a surrender charge. Surrender charges are explained on page 18.

PARTIAL WITHDRAWALS
To withdraw money from your Contract, send written instructions to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850. For help with a partial withdrawal, please call the Service Center at 800.669.2796 (press 2).

The following guidelines apply to partial withdrawals:

     o Include your Contract number or other information that identifies your Contract and the amount to be withdrawn in your instructions.

     o    Each withdrawal must be at least $250.

     o If your ContractValue is reduced below $2,000 by the partial withdrawal, we reserve the right to terminate your Contract by paying you the Surrender Value.

If the total withdrawal amount taken during the Contract Year (systematic withdrawals that exceed your interest earnings plus any partial withdrawals) is more than 10% of your purchase payments, you may have to pay a surrender charge.

SYSTEMATIC WITHDRAWAL PLAN
The Systematic Withdrawal Plan allows you to withdraw a specific dollar amount from your Contract on a monthly, quarterly, semiannual or annual basis. The minimum amount for each systematic withdrawal is $100. To set up systematic withdrawals, contact the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2) or at P.O. Box 2850, Cincinnati, Ohio 45201-2850.

If you use the Systematic Withdrawal Plan, you may have to pay a surrender charge. Any amount withdrawn that exceeds your earnings will be applied to your free withdrawal amount, which is described on page 15. You can discontinue your systematic withdrawals at any time by sending written instructions to us.

CANCELING YOUR CONTRACT
You can cancel your Contract at any time during the accumulation phase. When you cancel your Contract, we pay you the SurrenderValue. This payment terminates your Contract and our obligations under the Contract.

To cancel your Contract, send written instructions to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850. Include your Contract number or other information that identifies your Contract in your instructions. For assistance, please call the Service Center at 800.669.2796 (press 2).

Accessing Your Money

Touchstone Gold Variable Annuity Prospectus

The Surrender Value will equal the ContractValue, less any applicable surrender charge, contract maintenance charge and premium taxes. Because investment performance and applicable charges affect your ContractValue, the Surrender Value may be less than the total of your purchase payments.

PENALTY TAXES
If you withdraw money from your Contract or cancel your Contract before you or the Annuitant (as applicable) reach age 59 1/2, you generally will have to pay a federal penalty tax. This tax is equal to 10% of the amount of the payment you receive that is treated as taxable income. More information about penalty taxes is located on page 36.

ACCESSING YOUR MONEY WITHOUT PAYING
SURRENDER CHARGES
To provide you with flexible access to your money, we do not impose surrender charges on the following transactions:

Purchase Payments Invested for 7 Years. If a purchase payment has been invested for 7 years or more, you will not pay a surrender charge when you withdraw that purchase payment.

Free Amounts. Each ContractYear you can withdraw any purchase payment that has been invested for more than 1 year but less than 7 years without paying a surrender charge if the total amount you withdraw that year (systematic withdrawal amounts that exceed earnings plus any partial withdrawals) does not exceed 10% of your purchase payments. These amounts are called free amounts.

Withdrawal of Earnings. If the systematic withdrawal amount you withdraw includes any earnings on your Contract, you will not pay a surrender charge on the earnings.A withdrawal under the Systematic Withdrawal Plan normally will include earnings.

If a Contract is owned by a charitable remainder trust, the trust may withdraw the difference between the Contract Value and the total purchase payments without paying a surrender charge in states where regulatory approval has been received.

Medical Care Access. We waive the surrender charge on amounts withdrawn when you or the Annuitant have been confined to a long-term care facility or hospital for 30 days or more after the Contract Date at the time of the withdrawal.

Death Benefits. We do not impose a surrender charge on the death benefit that we pay when the Annuitant dies.

Annuity Income Payments. Generally, you will not pay any surrender charges on annuity income payments if the payments begin after the 2nd anniversary of your Contract Date and continue for at least 5 years.

If you decide to take a reduced, lump sum payment instead of the remaining annuity payments, you may have to pay a surrender charge.

Accessing Your Money

Touchstone Gold Variable Annuity Prospectus




PROCESSING WITHDRAWALS
When we process your partial or systematic withdrawal, we withdraw money from each of your investment options on a pro-rata basis. For example, in a situation where no charges are applicable to the withdrawal, if you have 25% of your money in the Touchstone Income Opportunity Sub-Account and 75% of your money in the Touchstone Balanced Sub-Account and you want to withdraw $2,000, we will withdraw $500 from the Touchstone Income Opportunity Sub-Account (25% of $2,000) and $1,500 from the Touchstone Balanced Sub-Account (75% of $2,000).

If you want us to process your withdrawal on a different basis, such as withdrawing all the money from one Sub-Account, you must provide specific instructions in your withdrawal request.

We will generally send payments to you within 7 days of the date that we process your request. We may delay calculating the amount of the payment from a Sub-Account or sending a payment from a Sub-Account for any of the following reasons:

     o The New York Stock Exchange is closed on a day that it normally would be open.

     o    Trading on the New York Stock Exchange is restricted.

     o Because of an emergency, it is not reasonably practicable for the Sub-Accounts to sell securities or to fairly determine the value of their investments.

     o The SEC permits us to postpone payments from the Sub-Accounts for your protection.

As required by most states, we reserve the right to delay payments from the Fixed Account for up to 6 months.We do not expect to delay payments from the Fixed Account and we will notify you if there will be a delay.

Charges

Touchstone Gold Variable Annuity Prospectus



Charges
ADMINISTRATIVE CHARGES
We incur administrative costs in setting up your Contract, maintaining records of your Contract and sending you confirmations and statements about your Contract. By paying a contract maintenance charge and a contract administration charge, you reimburse us for the administrative costs we expect to incur.


                                  Contract Maintenance      Contract Administration
                                      Charge                     Charge
                            o On the anniversary of your    o  On each day the New
                              Contract Date each year          York Stock Exchange
                              until annuity payments           is open for trading.
                              begin.
                            o The date we start annuity
                              payments.
                            o The date you completely
                              surrender your Contract.
            When Charged?
=======================================================================================

                            o $35 each year during the      o  The effective annual
                              first 10 years of your           rate of the charge is
                              Contract.                        0.15%.
                            o After the 10th anniversary
                              of your Contract Date,
                              the lesser of $35 and 0.17%
                              of your ContractValue
                              on each subsequent anniversary
                              of your Contract Date.
        How Much Charged?
=======================================================================================

                            o We reduce your Contract       o  We deduct this charge
                              Value.The number of              from the Accumulation
                              Accumulation Units you           UnitValue of each Sub-
                              own in each Sub-Account          Account.We do not
                              is reduced and the value of      impose this charge on
                              your investment in the           your money in the Fixed
                              Fixed Account is reduced         Account.
                              on a pro-rata basis.
             How Charged?
=======================================================================================


If we receive appropriate governmental approvals, we may reduce or eliminate the contract maintenance charge.

MORTALITY AND EXPENSE RISK CHARGES
We assume two risks with every Contract: a mortality risk and an expense risk.We take a mortality risk that the Annuitant will live longer than expected or we will pay a death benefit greater than your ContractValue.We also take an expense risk that the administrative charges will not pay all the administrative costs of your Contract.

You pay us to assume these risks by paying mortality and expense risk charges. On eachValuation Date, we deduct the mortality and expense risk charges from the Accumulation UnitValue of each Sub-Account.We do not impose these charges on your money in the Fixed Account. The effective annual rate of these charges is 1.20%, which includes 0.80% for assuming mortality risk and 0.40% for assuming expense risk. If we do not actually incur the risks associated with these charges, we will make money from collecting these charges.

Charges

Touchstone Gold Variable Annuity Prospectus




If surrender charges do not cover the distribution expenses of the Contracts, we will pay those expenses from our general account, including amounts derived from the expense risk charge.

CALCULATING THE SURRENDER CHARGE

To calculate the surrender charge, amounts will be withdrawn from the following sources in the order listed:

     o    Free amounts

     o    Purchase payments that have been invested for more than 7 years

     o Other purchase payments in the order in which we received them, starting with the oldest purchase payment

     o    Earnings

Under the Systematic Withdrawal Plan or if a Contract is owned by a charitable remainder trust, amounts will be withdrawn first from earnings and then in the order listed above. For tax purposes, the IRS treats your withdrawals as if all earnings are withdrawn first. Consult your tax advisor for more information.

You do not pay a surrender charge on free amounts, purchase payments that have been invested for more than 7 years or systematic withdrawal payments of earnings. Free amounts will be withdrawn from purchase payments that have been invested less than 8 years, starting with the oldest purchase payment.

The amount of the surrender charge is based on the number of years a purchase payment has been invested in your Contract. The following table shows how much the surrender charge will be when you withdraw a purchase payment:



          Completed Years from
          Date of Purchase Payment                    Surrender Charge
    Less than 1 year                             7% of the purchase payment

    1 year but less than 2 years                 7% of the purchase payment

    2 years but less than 3 years                6% of the purchase payment

    3 years but less than 4 years                5% of the purchase payment

    4 years but less than 5 years                4% of the purchase payment

    5 years but less than 6 years                2% of the purchase payment

    6 years but less than 7 years                1% of the purchase payment

    7 years or more                                                    None

Charges

Touchstone Gold Variable Annuity Prospectus


REDUCED SURRENDER CHARGES FOR CERTAIN CONTRACTS
Under certain circumstances, we can reduce or eliminate the surrender charge when Contracts are sold to a trustee, to an employer, pursuant to a retirement plan or otherwise sold to a group. We will consider several factors before we reduce or eliminate any surrender charges. Some of those factors are the group size, the total amount of the group's purchase payments, how the group's purchase payments are made, the type of plan involved and our distribution costs. However, we will not reduce or eliminate any surrender charges if the reduction or elimination unfairly discriminates against any person or is prohibited by state law.

PREMIUM TAXES
Certain states and government authorities charge a premium tax on your purchase payments. The premium tax may be as much as 3.5% of your purchase payments. These premium taxes are charged either when you make purchase payments or when we begin annuity payments.

Currently, we pay all of the premium taxes charged by states and government authorities. However, we may decide to stop paying the premium taxes in the future. We would then deduct the amount of the premium taxes from your ContractValue at one of the following times. When:

     o    We pay the premium tax

     o    You surrender or withdraw money from your Contract

     o    The death benefit is paid

     o    Annuity payments begin

Information About The Investment Options

Touchstone Gold Variable Annuity Prospectus



Information About The Investment Options

THE SUB-ACCOUNTS AND THE FUNDS
Each Sub-Account invests in a corresponding Fund. These tables contain information about the investment objective, Advisor and Sub-Advisor of each
Fund:

                                    Investment Objective                       Advisors/Sub-Advisors
           AIM V.I. Growth    The Fund seeks to provide growth of capital      AIM Advisors, Inc.
==================================================================================================================
                  AIM V.I.    The Fund seeks to achieve a high level of
                Government    current income consistent with reasonable
                Securities    concern for safety of principal                  AIM Advisors, Inc.
==================================================================================================================
            Alger American    The Fund seeks to provide long-term
      Small Capitalization    capital appreciation                             Fred Alger Management, Inc.
==================================================================================================================
                     Alger    The Fund seeks to provide long-term
           American Growth    capital appreciation                             Fred Alger Management, Inc.
==================================================================================================================
                   MFS VIT    The Fund seeks to provide long-term              Massachusetts Financial
           Emerging Growth    growth of capital                                Services Company
==================================================================================================================
                              The Fund seeks to provide reasonable
            MFS VIT Growth    current income and long-term                     Massachusetts Financial
               with Income    capital and income growth                        Services Company
==================================================================================================================
                              The Fund seeks to maximize total
           PIMCO Long-Term    return, consistent with the
           U.S. Government    preservation of capital and                      Pacific Investment
                      Bond    prudent investment management                    Management Company
==================================================================================================================
                Touchstone    The Fund seeks long-term growth
           Small Cap Value    of capital.                                      Todd Investment Advisors, Inc.*
==================================================================================================================
                              The Fund seeks to increase the value of          David L. Babson & Company, Inc.*
                Touchstone    its shares as a primary goal and to earn         Westfield Capital Management *
           Emerging Growth    income as a secondary goal.                      Company, Inc.
==================================================================================================================
                Touchstone    The Fund seeks to increase the value of
      International Equity    its shares over the long-term.                   Credit Suisse Asset Management *
==================================================================================================================
                              The Fund seeks to achieve a high level of
                              current income as its main goal. The Fund
                Touchstone    may also seek to increase the value of its
        Income Opportunity    shares, if consistent with its main goal.        Alliance Capital Management L.P. *
==================================================================================================================


*Sub-Advisors to Touchstone Advisors, Inc.

Page 21

Information About The Investment Options

Touchstone Gold Variable Annuity Prospectus

                                    Investment Objective                       Advisors/Sub-Advisors
                              The Fund seeks to achieve a high level of
                Touchstone    current income as its main goal with             Fort Washington Investment *
                High Yield    capital appreciation as a secondary goal.        Advisors, Inc.
=====================================================================================================================
                              The Fund seeks to increase the value of
                Touchstone    its shares over the
                Value Plus    long-term. Advisors, Inc.                        Fort Washington Investment *
=====================================================================================================================
                              The Fund seeks to increase the value of
                Touchstone    its shares over the long-term, while
           Growth & Income    receiving dividend income.                       Scudder Kemper Investments, Inc.*
=====================================================================================================================
                              The Fund seeks to achieve a total
                Touchstone    return that is higher than that of the
               Enhanced 30    Dow Jones Industrial Average (DJIA).             Todd Investment Advisors, Inc. *
=====================================================================================================================
                Touchstone    The Fund seeks to achieve an increase in
                  Balanced    value and current income.                        OpCap Advisors, Inc. *
=====================================================================================================================
                              The Fund seeks to provide a high level of        Fort Washington Investment *
           Touchstone Bond    dividends and distributions.                     Advisors, Inc.
=====================================================================================================================
                              The Fund seeks to provide a higher level of
                              current income than a money market fund, while
                              also seeking to prevent large fluctuations in the
                              value of the Sub-Account's initial investment.
                Touchstone    The Fund does not try to keep a constant         Fort Washington Investment *
            Standby Income    $1.00 per share net asset value.                 Advisors, Inc.
=====================================================================================================================

*Sub-Advisors to Touchstone Advisors, Inc.

More complete information about each Fund, including information about its expenses, is included in its prospectus, which is contained in this booklet.
Please read the Fund's prospectus carefully before you select it as an investment option.

Information About The Investment Options

Touchstone Gold Variable Annuity Prospectus



CHANGES IN THE SUB-ACCOUNTS AND THE FUNDS
We may add, delete or combine Sub-Accounts. New Sub-Accounts will invest in Funds we consider suitable.We may also substitute a new Fund or similar investment option for the Fund in which a Sub-Account invests.We would make a substitution to ensure the underlying Fund continues to be a suitable investment. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Fund's investment objectives or restrictions, a change in the availability of the Fund for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract owners.

THE FIXED ACCOUNT
At the time you allocate a purchase payment or transfer any of your Contract Value to the Fixed Account, we assign an interest rate to that amount.We will guarantee that rate of return for one year.At the end of each year, we assign a new interest rate to that amount and its related earnings, which is again guaranteed for at least one year. Different interest rates may apply to different amounts in the Fixed Account depending upon the timing of the allocation or transfer and the interest rates assigned each time.

We guarantee funds allocated or transferred to the Fixed Account will earn an effective annual rate of at least 3%.

Valuation of Your Investments

Touchstone Gold Variable Annuity Prospectus

VALUATION OF YOUR INVESTMENT

sidebar

     ooo Accumulation Unit A unit of measure used to calculate a Contract owner's share of a Sub- Account. Although it is not the same as a mutual fund share, it is similar.

     ooo Accumulation Unit Value The dollar value of an Accumulation Unit in a Sub- Account.



SUB-ACCOUNTS
The value of your interest in a Sub-Account is measured in Accumulation Units. An Accumulation Unit is an accounting unit of measure. It is similar to a share of a mutual fund. The value of an Accumulation Unit varies from day to day depending on the investment performance of the Fund in which the Sub-Account is invested and the expenses of the Sub-Account.

The Accumulation Unit Value of each Sub-Account is calculated on each day that the New York Stock Exchange is open for business (Valuation Date). The Accumulation Unit Value of a Sub-Account on anyValuation Date is calculated by dividing the value of the Sub-Account's net assets by the number of Accumulation Units credited to the Sub-Account on theValuation Date.

When you allocate purchase payments to a Sub-Account, your Contract is credited with Accumulation Units. Other transactions, such as withdrawals, exchanges, and payments of the annual contract maintenance charge, will increase or decrease the number of Accumulation Units credited to your Contract.

The number of Accumulation Units added to or subtracted from your Contract is calculated by dividing the dollar amount of the transaction by the Accumulation Unit Value for the Sub-Account at the close of trading on the Valuation Date when we process the transaction. To calculate the Accumulation Unit Value of a Sub-Account on any Valuation Date, we start with the Accumulation Unit Value from the preceding Valuation Date and adjust it to reflect the following items:

     o The investment performance of the Sub-Account, which is based on the investment performance of the corresponding Fund

     o    Any dividend or distributions paid by the corresponding Fund

     o Any charges or credits for taxes that we determined were the result of the investment operations of the Sub-Account

     o    The mortality and expense risk charge

     o    The contract administration charge

We reserve the right to change the number and value of the Accumulation Units credited to your Contract so long as the change does not affect your Contract Value or the benefits or other provisions of your Contract.

FIXED ACCOUNT
The value of the Fixed Account is calculated daily and reflects the following transactions:

     o    Purchase payments allocated to the Fixed Account

     o    Withdrawals from the Fixed Account

     o    Transfers to and from the Fixed Account

     o    Interest credited to the Fixed Account

     o Charges assessed against the Fixed Account, such as surrender charges and contract maintenance charges

Performance Information

Touchstone Gold Variable Annuity Prospectus



Performance Information
We may include performance information for the Sub-Accounts in advertisements, sales literature and reports to Contract owners. This performance information will be based on historical performance. It is not intended to predict the future performance of a Sub-Account.

STANDARDIZED PERFORMANCE INFORMATION
We usually advertise average annual total return.Average annual total return represents the average compounded rate of return on a hypothetical initial investment of $1,000. It is calculated by comparing the hypothetical $1,000 investment in a Sub-Account to the hypothetical surrender value of the investment at the end of a period. The periods that we normally include are 1 year, 5 year and 10 year periods. If a Sub-Account has not been available for the complete period, we include the period for which it was available.

Average annual total return reflects historical investment results and expenses of the Sub-Account for a specific period. It also reflects any surrender charge that you might pay if you surrendered your Contract at the end of the period. It does not include any deductions for premium taxes.

NON-STANDARDIZED PERFORMANCE INFORMATION
We may use other performance information, such as cumulative total return and total return for other periods of time.We may compare the performance of a Sub-Account to the performance of other separate accounts or investments as listed in rankings prepared by independent organizations that monitor the performance of separate accounts and other investments.We may also include evaluations of the Sub-Accounts published by nationally recognized ranking services or by nationally recognized financial publications.

Annuity Income Payment Options

Touchstone Gold Variable Annuity Prospectus



Annuity Income Payment Options
ANNUITY PHASE
During the annuity phase, we will make periodic annuity income payments based on the annuity income payment option you choose (1A, 1B, 2A, 2B) as described on the following page. In the Contract, we refer to annuity income payment options as payout plans.

DETERMINING THE INCOME DATE
Annuity income payments start on a specific date called the Income Date. The Income Date is shown on page 3 of your Contract. If you do not select an Income Date, the Income Date will be based on the birthday of the Annuitant. The Annuitant is a natural person selected by you whose life is used to determine the duration and amount of any annuity payments.

Generally, the Income Date is the first anniversary of your Contract Date on or after the Annuitant's 80th birthday. If your Contract has not been in effect for 10 years on the Annuitant's 80th birthday, the Income Date will be the 10th anniversary of your Contract Date.

You can change the Income Date by writing to us.We must receive this notice on or before the scheduled Income Date. Once annuity income payments begin, you cannot change the Income Date.

CHOOSING THE PAYEE
You choose the person or persons to receive the annuity income payments. If you do not select someone, the Annuitant will automatically receive the annuity income payments.You can change the person you selected at any time by writing to us. If the person you select to receive annuity income payments dies, you will receive the annuity income payments unless you select another payee.

DETERMINING THE PAYMENT AMOUNT
Annuity income payment amounts are based on the SurrenderValue of your Contract on the Income Date and the payment option you choose.

Under all payment plans, we guarantee that you will earn interest at a minimum rate of 3% each year.

CHOOSING THE FREQUENCY
Generally, we make annuity income payments monthly. You can request annuity income payments on a quarterly, semiannual, or annual basis. If the Surrender Value of your Contract is less than $1,000, we make one annuity income payment in an amount equal to the Surrender Value. If each periodic payment will be less than $50, we will change the frequency of the payments to increase the amount of each periodic payment to at least $50.

Annuity Income Payment Options

Touchstone Gold Variable Annuity Prospectus



CHOOSING THE PAYMENT OPTION
You can select one of the four annuity income payment options described below at any time before the Income Date. Some states may limit the availability of payment options.You can change the payment option you selected by writing to us.We must receive this notice on or before the scheduled Income Date. Once annuity income payments begin, you cannot change your payment option.

If you do not elect an annuity payment option, Life Income Option 2A (monthly payments guaranteed for 10 years) will apply.



                                      Overview of Annuity Income Payment Options
                                           Fixed Period -- you select the number
                                                           of years.
         Installment Income Option 1A
--------------------------------------------------------------------------------


                                           Fixed Amount -- you select the amount
                                           of the monthly payment.
         Installment Income Option 1B
--------------------------------------------------------------------------------


                                           One Life -- we make payments as long
                                           as the Annuitant lives.
                Life Income Option 2A
--------------------------------------------------------------------------------


                                           Joint and Survivor -- we make
                                           payments as long as either the
                                           Annuitant or another designated
                                           person lives.
                Life Income Option 2B
--------------------------------------------------------------------------------

Annuity Income Payment Options

Touchstone Gold Variable Annuity Prospectus


                              Annuity Income Payment Options
                              Fixed Period
                              Monthly Payment Amount:  Based on the SurrenderValue of your Contract and the number of years in the payment period.The monthly payments will remain the same throughout the payment period.
                              Payment Period:  You select the number of years, but no more than 30.
                              Special Rule for Qualified Contract:  Payment period may not extend beyond
       Installment Income     the life expectancy of the Annuitant.
                Option 1A     Option to Request Lump Sum Payment:  Available at any time.
---------------------------------------------------------------------------------------------------------

                              Fixed Amount
                              Monthly Payment Amount:  You select the amount, which must be at least $5 for each $1,000 of SurrenderValue. For example, if your SurrenderValue is
                              $60,000, the minimum monthly payment amount is $300 ($5 x 60).The monthly payments will remain the same throughout the payment period.
                              Payment Period:  Payments are made until the entire amount, including interest, is paid.
                              Special Rule for Qualified Contract:  Payment period may not extend beyond
       Installment Income     the life expectancy of the Annuitant.
                Option 1B     Option to Request Lump Sum Payment:  Available at any time.
---------------------------------------------------------------------------------------------------------

                              One Life
                              Monthly Payment Amount: Based on the Surrender
                              Value of your Contract, the age and gender of the
                              Annuitant on the date of the first payment, and
                              the number of years chosen for guaranteed
                              payments.The monthly payments will remain the same
                              throughout the payment period. Payment Period: You
                              select 10 or 20 years as the guaranteed payment
                              period. We make payments for as long as the
                              Annuitant lives even if the Annuitant lives longer
                              than the selected period. For example, if you
                              select a 10-year guaranteed payment period and the
                              Annuitant lives for 12 years, we make payments for
                              12 years. Special Rule for Qualified Contract:
                              Payment period may not extend beyond the life
                              expectancy of the Annuitant or the joint life
                              expectancies of the Annuitants.
             Life Income      Option to Request Lump Sum Payment:  Not available after the first payment
               Option 2A      is made.
---------------------------------------------------------------------------------------------------------

                              Joint and Survivor
                              Monthly Payment Amount: Based on the
                              SurrenderValue of your Contract and the age and
                              gender of the Annuitant and another designated
                              person on the date of the first payment.The
                              monthly payments will remain the same throughout
                              the payment period. Payment Period: Based on the
                              lifetimes of the Annuitant and another designated
                              person. Payments continue as long as either person
                              is living. If either person dies before the first
                              payment, we make annuity payments during the
                              survivor's lifetime under Life Income Option 2A
                              guaranteed for 10 years. Special Rule for
                              Qualified Contract: Payment period may not extend
                              beyond the life expectancy of the Annuitant or the
                              joint life expectancies of the Annuitants.
              Life Income     Option to Request Lump Sum Payment:  Not available after the first payment
                Option 2B     is made.
---------------------------------------------------------------------------------------------------------

Guaranteed Death Benefit

Touchstone Gold Variable Annuity Prospectus



Guaranteed Death Benefit
If the Annuitant dies before the Income Date, we will pay a guaranteed death benefit instead of annuity payments.We do not deduct a surrender charge from the death benefit payment.

You select one or more person(s) who will receive this death benefit.These people are called beneficiaries.You can change your beneficiaries at any time by writing to us.

To determine the death benefit amount, we must receive proof of death of the Annuitant and payment instructions for the beneficiary. If we do not receive payment instructions for the beneficiary within 60 days of receipt of the proof of death, we may pay the beneficiary in one lump sum.

Based upon the date we receive the proof of death and payment instructions, we calculate the amount of the death benefit according to the following table:

Annuitant dies before annuity payments begin, before the first day of the calendar month after the annuitant's 80th birthday, and

   Before the 7th anniversary of the        On or after the 7th anniversary of
   Contract Date                            the Contract Date

   The death benefit amount will equal      The death benefit amount will equal
   the greater of the following 2           the greatest of the following
   amounts:                                 3 amounts:

   o The ContractValue on the date we       o The ContractValue on the date we
     receive proof of death of the            receive proof of death of the
     Annuitant and payment instructions       Annuitant and payment instructions
     for the beneficiary                      for the beneficiary

   o The sum of all purchase payments       o The sum of all purchase payments
     minus any amounts withdrawn,             minus any amounts withdrawn,
     including any surrender charges on       including any surrender charges on
     the withdrawals                          the withdrawals

                                            o The Contract Value on the most
                                              recent septennial anniversary*
                                              of the Contract Date plus any
                                              purchase payments made since
                                              that anniversary minus any
                                              amounts withdrawn since that
                                              anniversary, including any
                                              surrender charges on the
                                              withdrawals

   * A septennial anniversary occurs every 7 years. For example, the 7th, 14th, 21st and 28th anniversaries of the Contract Date are each a septennial anniversary.

Annuitant dies before annuity payments begin but on or after the first day of the calendar month after the Annuitant's 80th birthday.

   The death benefit amount will equal the ContractValue on the day we receive proof of death of the Annuitant and payment instructions for the beneficiary.

Annuitant dies after annuity income payments begin.

   Any remaining benefits will be paid based on the annuity income payment option in effect.

WSLAC And Separate Account 1

Touchstone Gold Variable Annuity Prospectus



WSLAC And Separate Account 1
WSLAC
Western-Southern Life Assurance Company (WSLAC) is a stock life insurance company organized under the laws of the State of Ohio on December 1, 1980. It is a wholly-owned subsidiary of The Western and Southern Life Insurance Company, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888. Both companies issue insurance and annuity contracts and are located at 400 Broadway, Cincinnati, Ohio 45202.

Investments allocated to the Fixed Account are held in WSLAC's general account along with WSLAC's other assets. The interests of the Fixed Account have not been registered under the Securities Act of 1933 and WSLAC's general account has not been registered as an investment company under the Investment Company Act of 1940.As a result, the staff of the SEC has not reviewed the information in this Prospectus about the Fixed Account.

SEPARATE ACCOUNT 1
WSLAC established Separate Account 1 (SA1) under Ohio law on July 27, 1992. SA1 supports the Contracts and certain other variable annuity contracts that it issues. SA1 is registered with the SEC as a unit investment trust.We may operate SA1 as a management investment company or any other form permitted by law. We may also deregister SA1 if registration with the SEC is no longer required.

SA1 is currently divided into 18 Sub-Accounts. SA1 holds the investments allocated to the Sub-Accounts by the owners of the Contracts. It also holds assets for the benefit of owners of certain other variable annuity contracts that it issues. SA1 invests the assets of each Sub-Account in the corresponding Fund. The investment objective of a Sub-Account and the Fund in which it invests are identical.

WSLAC owns SA1's assets but it separates SA1's assets from its general account assets and the assets of its other separate accounts. Liabilities from any other businesses conducted by WSLAC will not be charged to SA1's assets.We hold SA1's assets exclusively for the benefit of owners and beneficiaries of the Contracts and certain other variable annuity contracts issued by WSLAC. WSLAC is obligated to pay all benefits provided under the Contracts.

The income, capital gains and capital losses of each Sub-Account are credited to or charged against the assets of that Sub-Account without regard to the income, capital gains or capital losses of any other Sub-Account or WSLAC.

Underwriter

Touchstone Gold Variable Annuity Prospectus



Underwriter
Touchstone Securities, Inc. is the distributor of the Contracts. Its principal business address is 311 Pike Street, Cincinnati, Ohio 45202. Touchstone Securities is a wholly-owned subsidiary of IFS Financial Services, Inc., a wholly-owned subsidiary of WSLAC.

Touchstone Securities pays sales commissions to persons or entities that sell the Contracts. These persons are called dealers. Sales commissions may be calculated as a percentage of the purchase payments received for a Contract or a percentage of the Contract Value (sometimes called a trail commission). Sales commissions may also be based on a dealer's total sales and other perfor mance factors (sometimes called production bonuses). Touchstone Securities may also pay dealers for other services not directly related to Contract sales.

Voting Rights

Touchstone Gold Variable Annuity Prospectus



Voting Rights
Because each Sub-Account invests in a corresponding Fund,WSLAC is entitled to vote at any meeting of a Fund's shareholders.WSLAC, on behalf of the SAI, votes the shares of a Fund that are held by a Sub-Account according to the instructions of the owners of Contracts who have invested in that Sub-Account. If you have money in a Sub-Account on the record date for a meeting of the shareholders of the corresponding Fund, we will ask you for voting instructions. Your voting instructions will apply to a specific number of Fund shares.We will calculate this number by determining the percentage of a Sub-Account that you own and applying this percentage to the total number of Fund shares that the Sub-Account owns.

We will mail materials to you at least 14 days before the shareholder meeting so you can provide your voting instructions to us. If we do not receive voting instructions from you, we will still vote the shares for which you are entitled to provide instructions.We will vote these shares in the same proportion as the voting instructions received by Contract owners who provide instructions. If WSLAC itself is entitled to vote at the shareholder meeting, it will vote its shares in the same manner.

We may not ask Contract owners for voting instructions if the applicable rules and regulations change and permit us to vote the shares of a Fund.We may also change the manner in which we calculate the number of shares for which you can provide voting instructions if the applicable rules and regulations change.

We may disregard the voting instructions of Contract owners under certain circumstances and state insurance regulators may require us to disregard these instructions under certain circumstances. If we disregard the voting instructions we receive, we will include a summary of our actions in our next report to you.

Other Information About Your Contract

Touchstone Gold Variable Annuity Prospectus



Other Information About Your Contract

CONFIRMATIONS AND STATEMENTS
We will send you a confirmation of each purchase payment and other transactions, such as transfers and partial withdrawals.We will also send you a statement each year showing the value of your investment in the Sub-Accounts and Fixed Account.

If you have invested money in a Sub-Account, you will also receive semi-annual reports for SA1. These semi-annual reports will include a list of portfolio securities held by the underlying Fund.

PROCESSING GUIDELINES
We use certain guidelines to determine when we will process your Contract application and other instructions. These processing guidelines determine your Contract Date and the effective date of instructions that you send to us. The effective date depends upon the time of day we receive your application or your instructions, whether the New York Stock Exchange is open at that time and whether your applications and instructions are in good order.

If we receive an incomplete application or incomplete instructions from you, we will contact you for more information. If we have not received all the application information that we need within 5 business days of the day we received your application, we will return your initial purchase payment to you unless you tell us not to return it.

If you are the sole owner of your Contract, you must sign your Contract application and other instructions. If you and another person are joint owners of your Contract, you and your joint owner must both sign your Contract application and other instructions.

SECURITY PROCEDURES
We have established security procedures for telephone transactions, such as recording telephone calls. In the future, we may also require a personal identification number (PIN). We will not be liable for losses due to unauthorized or fraudulent telephone instructions if we follow reasonable security procedures and reasonably believe the instructions are genuine.

CANCELLATION OFYOUR CONTRACT
If you have not made a purchase payment for 2 years, we may cancel your Contract if the total of your purchase payments less any partial withdrawals is less than $2,000 and your ContractValue is less than $2,000.

We will send you a notice before cancellation.You will have 14 days from the date of the notice to make an additional purchase payment and increase your total purchase payments to $2,000 or your ContractValue to $2,000. If you make this payment, we will not cancel your Contract. If you do not make this payment, we will cancel your Contract and pay you the SurrenderValue.

Other Information About Your Contract

Touchstone Gold Variable Annuity Prospectus




MISSTATEMENT OFAGE OR GENDER
If the age or gender of the Annuitant is misstated in information sent to us, we will change any benefits under the Contract to those benefits that your purchase payments would have purchased if the correct age and gender had been stated. If we do not discover the misstatement until after annuity payments have started, we will deduct any overpayments, plus compound interest, from subsequent payments and we will pay any underpayments, plus compound interest, in a lump sum.

ASSIGNMENT
Generally, you may assign your Contract, but you may assign a Contract purchased in connection with a retirement plan only if assignment is permitted under applicable law and the documents governing the plan.We will not be bound by any assignment until written notice of the assignment is received and recorded at the Touchstone VariableAnnuity Service Center.Your rights and the rights of your beneficiary will be affected by an assignment.We are not responsible for the validity or tax consequences of any assignment.

LOANS
You may be permitted to take a loan from your Contract if you purchased it in connection with a 403(b) plan and the plan documents permit such loans. Loans are not permitted under any other type of Contract.

NO DIVIDENDS
The Contracts are "non-participating", which means that they do not pay dividends. The investment results of the investment options that you choose are reflected in your benefits.

YEAR 2000 INFORMATION
WSLAC began its effort to address the Year 2000 Compliance issue prior to 1990.As of January 1, 1999, the internal effort is complete.All computer equipment and software systems, communications equipment and software, and any affected building equipment and facilities are expected to properly calculate, process and use dates before, during and after January 1, 2000 without error or interruption. In addition to its internal efforts,WSLAC has a Year 2000 Task Force in place to monitor the Year 2000 efforts of its critical business partners and suppliers. If this Task Force determines that the Year 2000 efforts of any of these partners or suppliers will not be adequate,WSLAC will develop contingency plans to address any issues that may arise.

FINANCIAL STATEMENTS AND ADDITIONAL CONTRACT INFORMATION
Financial statements ofWSLAC and SA1 are included in the Statement of Additional Information along with additional information about the Contracts. The table of contents of the Statement ofAdditional Information is on page 51. For a free copy, call the Touchstone VariableAnnuity Service Center at 800.669.2796 (press
2).

Federal Income Tax Information

Touchstone Gold Variable Annuity Prospectus



Federal Income Tax Information
The following discussion summarizes the impact of certain federal income tax laws on contributions to, earnings of and distributions from a Contract. It is based on our understanding of these laws as they are currently in effect and interpreted. It is not tax advice. You should consult your own tax advisor before you purchase a Contract. Because this is a summary, it does not contain all the information that may be important to you.

The impact of federal income taxes on your investment in a Contract depends, among other things, on the following factors:

     o    WSLAC's tax status

     o    The tax status of the Contract

     o    Your tax status

     o    The tax status of your beneficiary

     o    The tax status of the person you select to receive annuity payments

Your investment may also be affected by changes that occur in the federal income tax laws and by other tax laws, such as state or local income tax laws, federal estate and gift tax laws and local estate and other similar laws. The effect of such other laws on your investment in a Contract are not discussed in this summary.

The following discussion assumes "you" are the owner of a Contract or, when the Contract is purchased in connection with a retirement plan that is described below as a Qualified Plan, "you" are the plan participant for whose benefit the contract is purchased.

TAX STATUS OFWSLAC
WSLAC is taxed as a life insurance company. Because the operations of the SA1 are part ofWSLAC,WSLAC is responsible for any federal income taxes related to the income of the SA1 and its Sub-Accounts.You are responsible for all taxes related to your investment in a Contract.

TAX STATUS OF THE CONTRACT
We believe that any Contract will be treated as an "annuity contract" under the Internal Revenue Code (Code) and thus will provide the federal income tax consequences discussed in this summary.We do not, however, guarantee the tax status of any Contract.You bear the complete risk that any Contract you own may not be treated as an "annuity contract" under the Code.A more detailed discussion of various matters that might affect your Contract's status as an "annuity contract" is included in the Statement of Additional Information.

If a Contract you own is not treated as an "annuity contract", the earnings allocable to your investment in the Contract will be included in your income for federal income tax purposes on a current basis, even if you have not yet received payments from the Contract.

The discussions entitled "Tax Treatment of Non-Qualified Contracts" and "Tax Treatment of Qualified Contracts" will apply only if the applicable Contract is treated as an "annuity contract" under the Code.

Federal Income Tax Information

Touchstone Gold Variable Annuity Prospectus




TAX TREATMENT OF NON-QUALIFIED CONTRACTS
The information in this section of the Prospectus relates to Contracts that are not purchased in connection with a retirement plan or program which qualifies under Section 401, 403(b), 408, 408A or 457 of the Code. In this section of the Prospectus, these Contracts will be called "Non-Qualified Contracts".

A Non-Qualified Contract is intended to be a tax-deferred investment. This means that, if the Contract qualifies as an "annuity contract" under the Code, you will not have to include in income for federal income tax purposes the investment earnings of your Non-Qualified Contract until you make a withdrawal from the Contract, surrender it or start receiving annuity payments from it.When you make a withdrawal from your Non-Qualified Contract, surrender it or receive an annuity payment from it, you will have to include in income for federal income tax purposes the portion of the payment that reflects investment earnings (but no other part of the payment which reflects an amount that has already been included in your income for federal income tax purposes).

Different rules may apply to an owner of a Non-Qualified Contract that is not a natural person, such as a corporation or trust. If the owner of a Non-Qualified Contract is not a natural person, you should consult a tax advisor for more information about these rules.

The following discussion in this section explains how the general principles of tax-deferred investing apply to a Non-Qualified Contract when the owner of such Contract is a natural person. The discussion assumes at all times that your Non-Qualified Contract will be treated as an "annuity contract" under the Code.

TAX TREATMENT OF PURCHASE PAYMENTS
Generally, any purchase payments that you invest in your Non-Qualified Contract will not be deductible in determining your federal income tax.

TAX TREATMENT OFWITHDRAWALS, SURRENDERS AND DISTRIBUTIONS
You will generally have to include in income for federal income tax purposes the portion of any payment from your Non-Qualified Contract that exceeds the portion of the cost basis (or principal) of the Contract which is allocable to such payment. The difference between the cost basis and the value of your Non-Qualified Contract represents the increase in the value of the Contract. The taxable portion of a payment from your Non-Qualified Contract is generally taxed at your marginal income tax rate.

TAX TREATMENT OF PARTIAL WITHDRAWALS AND SURRENDERS
Partial Withdrawals. A partial withdrawal refers to a withdrawal from your Non-Qualified Contract that is less than its total value and is not paid in the form of an annuity. Usually, a partial withdrawal of the value of your Non-Qualified Contract will be treated for tax purposes as coming first from earnings (which represent the increase in the value of the Contract). This portion of the withdrawal will be included in your income for federal income tax purposes.

After the earnings portion is exhausted, the remainder of any partial withdrawal will be treated as coming from your principal in the Contract (generally the sum of the purchase payments; it also may include any employer or other payments for the Contract that were previously included in your income for federal income tax purposes). This portion of the withdrawal will not be included in your income for federal income tax purposes.


sidebar
ooo The cost basis of your NonQualified Contract is generally the sum of your purchase payments for the Contract.

Federal Income Tax Information

Touchstone Gold Variable Annuity Prospectus

If your Non-Qualified Contract contains investments made prior to August 14, 1982, however, a partial withdrawal from the Contract will be treated, to the extent it is allocable to such pre-August 14, 1982 investments, as coming first from principal and then, only after the principal portion is exhausted, from earnings.

Surrenders. If you surrender your Non-Qualified Contract and receive a lump sum payment of its entire value, the portion of the payment that exceeds your then remaining cost basis in the Contract will be included in your income for federal income tax purposes.You will not include in income for federal income tax purposes the part of the payment that is equal to such cost basis.

TAX TREATMENT OFANNUITY PAYMENTS
If you receive annuity payments from your Non-Qualified Contract, a fixed portion of each payment is generally excludable from income for federal income tax purposes as a tax-free recovery of your cost basis in the Contract and the balance is included in income for such purposes.

The portion of the payment that is excludable from income is determined under detailed rules provided in the Code (which in general terms determine such excludable amount by dividing your cost basis in the Contract at the time the annuity payments begin by the expected return under such Contract).

If the annuity payments continue after your cost basis has been recovered, such additional payments will generally be included in full in income for federal income tax purposes.

For the above purposes, your cost basis in the Contract will be reduced to reflect the value of any period certain or refund guarantee form in which the annuity payments are to be made, if applicable.

PENALTY TAX ON DISTRIBUTIONS
Generally, a penalty equal to 10% of the amount of any payment that is includable in your income for federal income tax purposes will apply to any distribution you receive from a Non-Qualified Contract in addition to ordinary income tax.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     o    A distribution that is made on or after the date you reach age 59 1/2

     o    A distribution that is made on or after your death

     o A distribution that is made when you are totally disabled (as defined in section 72(m) of the code)

     o A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Contract

     o A part of a distribution that is attributable to your investment in the Contract prior to August 14, 1982

     o A distribution that is paid under an immediate annuity within the meaning of Section 72(u)(4) of the Code, which generally refers to an annuity contract that has been purchased with a single premium or annuity consideration, under which payments begin no later than one year from the purchase of the contract and which provides for a series of substatially equal periodic payments to be made at least annually during the annuity period

Federal Income Tax Information

Touchstone Gold Variable Annuity Prospectus

TAX TREATMENT OF ASSIGNMENTS
An assignment or pledge by you of your Non-Qualified Contract may be treated as if it were a payment to you of all or part of the value of the Contract and therefore may be a taxable event.You should consult your own tax advisor before you assign or pledge your Non-Qualified Contract.

REQUIRED DISTRIBUTIONS
To qualify as an "annuity contract" under the Code, your Non-Qualified Contract must meet certain distribution requirements in the event you die.

Generally, if you die before annuity payments begin under the Contract, the amounts accumulated under your Non-Qualified Contract either must be distributed within 5 years of your death or must begin to be paid within one year of your death under a method that will pay the entire value of the Contract over the life (or a period not extending beyond the life expectancy) of your designated beneficiary under the Contract.

Special rules apply, however, if your beneficiary under the Contract is your surviving spouse. If your spouse is your designated beneficiary under the Contract, these rules involving required distributions in the event of death will be applied as if your surviving spouse had been the original owner of the Contract.

If you die after annuity payments have begun, payments generally must continue at least as rapidly as under the method in effect at your death (unless such method provides that payments stop at your death).

WITHHOLDING
Payments received from your Non-Qualified Contract are, to the extent includable in your income for federal income tax purposes, generally subject to federal income tax withholding, unless you elect not to have taxes withheld and you notify us that you are making this election.

Your tax status, the type of distribution and any election you make as to the withholding amount that is to apply will determine how much money must be withheld if you fail to elect out of withholding.

MULTIPLE NON-QUALIFIED CONTRACTS
All Non-Qualified Contracts that are issued to you by the same company within a calendar year period are generally treated as one Contract for purposes of determining the tax consequences of any distribution, and this may cause adverse or unanticipated tax consequences.As a result, you should consult a tax advisor before purchasing more than one Non-Qualified Contract in any calendar year period in order to discuss the effect of such multiple purchases.

TAX TREATMENT OF QUALIFIED CONTRACTS
The information in this section of the Prospectus relates to Contracts that are purchased in connection with certain retirement plans. In this section of the Prospectus, these retirement plans will be called "Qualified Plans" and Contracts purchased in connection with Qualified Plans will be called "Qualified Contracts".

Federal Income Tax Information

Touchstone Gold Variable Annuity Prospectus

A Qualified Contract is intended to be a tax-deferred investment. This means that, if the Qualified Contract and the Qualified Plan under which it was purchased meet certain applicable rules of the Code, you will not have to include in income for federal income tax purposes the investment earnings of your Qualified Contract until a payment (or payments) are made to you.

When you take a distribution payment from your Qualified Contract, or receive an annuity payment from it, you will generally have to include in income for federal income tax purposes the entire amount of the payment (except to the extent it reflects your own "after-tax" contributions to the Contract or any other cost basis you may have under the Contract).

TYPES OF QUALIFIED CONTRACTS
The Qualified Contracts are designed to be suitable for use with the following types of Qualified Plans:

     o Traditional IRAs (individual retirement annuities under Section 408 of the Code)

     o Roth IRAs (individual retirement annuities under Section 408A of the Code)

     o Section 401 plans (plans qualified under Section 401(a) of the Code, such as profit sharing plans, including so-called 401(k) plans and money purchase pension plans)

     o Section 403(b) plans (tax sheltered annuities under Section 403(b) of the Code)

     o Section 457 Deferred Compensation plans (deferred compensation plans under Section 457 of the Code)

     o    SEPs (Simplified Employee Pension Plans under Section 408(k) of the
          Code)

     o SIMPLE IRAs (Savings Incentive Match Plans for Employees under Section 408(p) of the Code)

     o    Texas ORP plans (State of Texas Optional Retirement Program plans)

Because of the minimum purchase payment requirements, Qualified Contracts may not be appropriate for some retirement plans.

sidebar
     ooo The tax rules regarding Qualified Plans are complex, change frequently and will have different applications depending on individual facts and circumstances. You should consult your own tax advisors before you purchase a Qualified Contract.

Federal Income Tax Information

Touchstone Gold Variable Annuity Prospectus



LIMITATIONS IMPOSED BY THE CODE OR THE QUALIFIED PLAN
In most cases, the Code places limitations and restrictions on how a Qualified Plan can be designed and operated. These limitations and restrictions relate to various issues, including:

     o    Amounts of allowable contributions

     o    Form, manner and timing of distributions

     o    Vesting and nonforfeitability of interests

     o Nondiscrimination in eligibility, participation, contributions and benefits

     o    Tax treatment of distributions, withdrawals and surrenders

     o Withdrawal from the plan, such as while the plan participant is still employed by the employer of the plan o Receipt and taxation of loans

A Qualified Contract that is issued under or in connection with a Qualified Plan is subject to the terms and conditions of the Qualified Plan. If the information in the Qualified Plan documents differs from the information in the Qualified Contract, you should rely on the information in the Qualified Plan.

TAX CONSEQUENCES OF PARTICIPATING IN A QUALIFIED PLAN
The tax consequences of participating in a Qualified Plan vary with the type of plan and the terms and conditions of the plan.Various penalty and excise taxes may apply to contributions to or distributions from a Qualified Contract if the contributions or distributions violate the limitations of the Qualified Plan or the Code. Certain restrictions and penalties may apply to withdrawals and surrenders from a Qualified Contract.

Traditional and Roth IRAs. To help you understand the tax consequences of purchasing a Qualified Contract in connection with a Traditional IRA or a Roth IRA, we will provide you with an IRA Disclosure Statement.

Section 401 Plans and Section 403(b) Plans. To help you understand the tax consequences of purchasing a Qualified Contract in connection with a Section 401 plan or a Section 403(b) plan, we have included a supplement in this Prospectus as to such plans. The supplement summarizes certain federal income tax laws and is based on our understanding of these laws. Because the supplement is a summary, it does not contain all the information that may be important to you. The supplement is for general informational purposes only.

Texas Optional Retirement Program. To help you understand the tax consequences of purchasing a Qualified Contract in connection with the Texas Optional Retirement Program, we have included a supplement in this Prospectus as to this program. The supplement summarizes certain state and federal income tax laws and is based on our understanding of these laws. Because the supplement is a summary, it does not contain all the information that may be important to you. The supplement is for general informational purposes only.

Other Qualified Plans. You should contact your own tax advisor for more information about the tax consequences of investing in a Qualified Contract in connection with a Section 457 Deferred Compensation, a SEP or a SIMPLE IRA plan.

Supplement A

          ooo  Accumulation Unit
               -----------------------------------------------------------------
               A unit of measure used to calculate a Contract owner's share of a Sub-Account. Although it is not the same as a mutual fund share, it is similar.

          ooo  Accumulation Unit Value
               -----------------------------------------------------------------
               The dollar value of an Accumulation Unit in a Sub-Account.


Accumulation Unit Values


The Accumulation Unit Values shown in the table below are for an Accumulation Unit outstanding throughout the periods. An explanation of how Accumulation Unit Value is calculated is located on page 23 in this Prospectus.



                   Years Ended    Unit Value at   Unit Value at  Number of Units
                   December 31  Beginning of Year  End of Year   at End of Year


                       1995*        10.000000         11.687169        14,972
                       1996         11.687169         12.817847       236,639
          Touchstone   1997         12.817847         16.905544       921,086
     Emerging Growth   1998         16.905544         17.227461     1,527,712
--------------------------------------------------------------------------------
                       1995*        10.000000         11.230830        15,645
                       1996         11.230830         12.350885       252,346
          Touchstone   1997         12.350885         13.984724       939,980
International Equity   1998         13.984724         16.586786     1,501,239
--------------------------------------------------------------------------------
                       1995*        10.000000         12.515143        20,015
                       1996         12.515143         15.727477       334,062
          Touchstone   1997         15.727477         17.401250     1,296,326
  Income Opportunity   1998         17.401250         15.048926     2,018,328
--------------------------------------------------------------------------------
          Touchstone
        Value Plus**   1998**       10.000000         10.119923       221,536
--------------------------------------------------------------------------------
                       1995*        10.000000         12.490239        28,701
                       1996         12.490239         14.161478       451,141
          Touchstone   1997         14.161478         16.749955     1,858,720
     Growth & Income   1998         16.749955         17.758155     2,973,336
--------------------------------------------------------------------------------
                       1995*        10.000000         11.962842        28,416
                       1996         11.962842         13.782738       266,916
                       1997         13.782738         16.130170     1,153,567
 Touchstone Balanced   1998         16.130170         16.780412     2,142,449
--------------------------------------------------------------------------------
                       1995*        10.000000         11.262524        28,863
                       1996         11.262524         11.395131       235,025
                       1997         11.395131         12.137441       936,431
     Touchstone Bond   1998         12.137441         12.960022     1,764,079
--------------------------------------------------------------------------------
                       1995*        10.000000         10.317194        42,991
                       1996         10.317194         10.711418       306,751
          Touchstone   1997         10.711418         11.140654     1,033,781
      Standby Income   1998         11.140654         11.621488     1,653,441
--------------------------------------------------------------------------------


* Operations began on February 23, 1995


** Operations began on May 1, 1998

Supplement B

Touchstone Gold Variable Annuity Prospectus


Supplement B

FEDERAL INCOME TAX INFORMATION
SECTION 401 AND SECTION 403(B) PLANS
Section 401(a) of the Code permits sole proprietorships, partnerships, corporations and certain other organizations operating businesses to establish various types of Qualified Plans (called "Section 401 plans" in this Supplement) for their employees (and, if applicable, those self-employed persons working in the businesses).A Qualified Contract may be purchased to provide benefits to a participant in a Section 401 plan.

Section 403(b) of the Code permits public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code to purchase Qualified Contracts as "tax sheltered annuities" (called "Section 403(b) plans" in this Supplement) for their employees.

The Code places limitations and restrictions on all Section 401 and Section 403(b) plans, but the specific rules set forth in the applicable plan will also affect how the plan works. If the information in the Qualified Plan documents differs from the information in the Qualified Contract or in this Supplement, you should rely on the information in the Qualified Plan documents.

This discussion explains certain federal income tax rules applicable to a Qualified Contract purchased in connection with a Section 401 or a Section 403(b) plan. This discussion assumes at all times that the Contract qualifies as an "annuity contract" and a "Qualified Contract", and that the plan to which it relates qualifies as a "Qualified Plan" under the Code.

TAX TREATMENT OF CONTRIBUTIONS
Other than "after-tax" contributions made by you to a Section 401 plan, contributions to a Section 401 or a Section 403(b) plan generally are not included in your income for federal income tax purposes until the contributions are distributed from the plan, provided such contributions are not in excess of any benefit, contribution or nondiscrimination limits that apply to the plan.

TAX TREATMENT OF DISTRIBUTIONS
Except for the special tax treatments described below, any distributions from a Qualified Contract purchased in connection with Section 401 or Section 403(b) plans generally are included in income for federal income tax purposes as ordinary income, except to the extent the distributions are allocable to your after-tax contributions.

Special Tax Treatment for Lump Sum Distributions from a Section 401 Plan. If you receive (or your beneficiary receives) an amount from a Qualified Contract as part of a distribution from a Section 401 plan and the distribution qualifies as a lump sum distribution under the Code, the portion of the distribution that is included in income may be eligible for special tax treatment. Your plan administrator should provide you with information about the tax treatment of a lump sum distribution at the time you receive such a distribution.

sidebar
     ooo Because the provisions of Section 401 plans and Section 403(b) plans vary from plan to plan, you should contact your plan administrator for additional information.

Supplement B

Touchstone Gold Variable Annuity Prospectus

Special Rules for Distributions that are Rolled Over. In addition, special rules apply to a distribution from a Qualified Contract that relates to a Section 401 or a Section 403(b) plan if such distribution is properly rolled over in accordance with the provisions of the Code. These provisions contain various requirements, including the requirement that the rollover be made directly from the distributing plan or within 60 days of receipt:

     o    To a Traditional IRA or to an individual retirement account under
          Section 408 of the Code (and the rollover is being made by you or your spouse as beneficiary)

     o    To another Section 401 plan or a certain kind of annuity plan under
          Section 403(a) of the Code (if the distribution is from a Section 401 plan, and the rollover is being made by you)

     o To a Section 403(b) plan (if the distribution is from a Section 403(b) plan, and the rollover is being made by you)

These special rules only apply to distributions that qualify as "eligible rollover distributions" under the Code. In general, a distribution from a
Section 401 or Section 403(b) plan will be an eligible rollover distribution except to the extent:

     o It represents the return of your "after-tax" contributions or is not otherwise includable in income

     o It is part of a series of payments made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your beneficiary under the plan or for a period of less than ten years

     o It is a required minimum distribution under Section 401(a)(9) of the Code as described below

     o    It is made from a Section 401 plan by reason of a hardship.

Required minimum distributions under Section 401(a)(9) include the following required payments:

     o Required payments for the calendar year in which you reach age 70 1/2 or any later calendar year

     o If the plan is a Section 401 plan that is not maintained by certain governmental or church-sponsored organizations and if you are not treated under the Code as owning 5% or more of the employer of the applicable plan, minimum distributions are required for the later of the calendar year in which you reach age 70 1/2 or the calendar year you terminate employment with the employer

The administrator of the applicable Section 401 or Section 403(b) plan should provide additional information about these rollover tax rules when a distribution is made.

Special Rules for Distributions in the Form of Annuity Payments. If any distribution is made from a Qualified Contract that relates to a Section 401 or
Section 403(b) plan and is made in the form of annuity payments (and is not eligible for rollover or is not in any event rolled over), a fixed portion of each payment is generally excludable from income for federal income tax purposes to the extent it is treated as allocable to your "after-tax" contributions to the Contract (and any other cost basis you have in the Contract). To the extent the payment exceeds such portion, it is includable in income for federal income tax purposes.

Supplement B

Touchstone Gold Variable Annuity Prospectus

The portion of the annuity payment that is excludable from income is determined under detailed rules provided in the Code. In very general terms, these detailed rules determine such excludable amount by dividing your "after-tax" contributions and other cost basis in the Contract that remain in the plan at the time the annuity payments begin by the anticipated number of payments to be made under the Contract. If the annuity payments continue after the number of anticipated payments has been made, such additional payments will generally be included in full in income for federal income tax purposes.

Withholding. If any part of a distribution from a Qualified Contract that relates to a Section 401 or a Section 403(b) plan is eligible for rollover, but is not directly rolled over to a Traditional IRA or another eligible employer plan or account pursuant to your election, it is generally subject to federal income tax withholding at a rate of 20%.

Any taxable part of a distribution from a Qualified Contract that is not eligible for a direct rollover is subject to different withholding rules that are described in the Code. You can generally elect completely out of withholding as to such part.

PENALTY TAX ON WITHDRAWALS
Generally, there is a penalty tax equal to 10% of the portion of any payment from a Qualified Contract issued in connection with a Section 401 or a Section 403(b) plan that is included in your income for federal income tax purposes.

This 10% penalty will not apply if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     o    A distribution that is made on or after the date you reach age 59 1/2

     o A distribution that is properly rolled over to a Traditional IRA or to another eligible employer plan or account

     o A distribution that is made on or after your death o A distribution that is made when you are totally disabled (as defined in Section 72(m) of the Code)

     o A distribution that is made as part of a series of substantially equal periodic payments which begin after you separate from service with the employer of the applicable plan and are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Qualified Contract

     o A distribution that is made to you by reason of your separation from service with the employer of the applicable plan during or after the calendar year in which you reach age 55

     o A distribution that is made to you to the extent it does not exceed the amount allowable to you as a deduction for medical care under
          Section 213 of the Code (determined without regard to whether or not you itemize deductions)

     o A distribution that is made to an alternate payee of yours pursuant to a Qualified Domestic Relations Order (that meets the conditions of Section 414(p) of the Code)

Supplement B

Touchstone Gold Variable Annuity Prospectus

REQUIRED DISTRIBUTIONS
Distributions from a Qualified Contract issued in connection with a Section 401 or a Section 403(b) plan must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

     o Required distributions generally must start by April 1 of the calendar year following the calendar year in which you reach age 70 1/2.

     o If a Section 401 plan is involved (except for a Section 401 plan maintained by certain governmental or church-sponsored organizations) and you are not considered a 5% or more owner of the employer of the plan under the rules of the Code, the required distributions generally do not have to start until April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or the calendar year in which you terminate employment with the employer.

     o When distributions are required under the Code, a certain minimum amount, determined under the Code and regulations issued thereunder, must be made each year.

In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of your death. The applicable plan documents should contain such rules.

SPECIAL PROVISIONS
Loans. Qualified Contracts used for Section 403(b) plans generally allow you to borrow money from such Contracts. In addition, certain Section 401 plans may allow you to borrow money from a Qualified Contract that is used for such plans.

In order to meet the rules of the Code so that such loans are not considered taxable distributions when made, such loans must generally meet the rules listed below:

     o    The amount of each loan must generally be at least $1,000.

     o The interest rate on each loan must be comparable to the rate charged by commercial lenders for similar loans.

     o The loan must be repaid in substantially equal payments made at least quarterly.

     o Generally, you cannot surrender or annuitize the Contract while a loan is outstanding.

     o There may also be restrictions on the maximum time for repaying the loan.

Supplement B

Touchstone Gold Variable Annuity Prospectus

A Section 403(b) or a Section 401 plan may contain additional or different rules on loans from a Qualified Contract. The administrator of the applicable
Section 403(b) or Section 401 plan should be able to provide information about these rules.

Withdrawal Limitations. The Code limits the withdrawal of amounts from a Qualified Contract used for a Section 401 or Section 403(b) plan to the extent it is attributable to contributions made pursuant to a salary reduction agreement or other cash or deferred arrangement. This limit applies in a Qualified Contract used for a Section 403(b) plan only to the extent the withdrawal is attributable to contributions made after December 31, 1988.

If such withdrawal limitations apply, withdrawals of such amounts generally can be made only when you reach age 59 1/2, when you separate from service with the employer of the plan, when you become totally disabled or in the case of financial hardship as defined in the Code. Withdrawals for hardship do not include earnings allocated for you under the plan after 1988.

You should consult your own tax advisor about the tax consequences of and rules for a loan or a withdrawal from a Section 401 or Section 403(b) plan.

Supplement C

Touchstone Gold Variable Annuity Prospectus

Supplement C
STATE OF TEXAS OPTIONAL RETIREMENT PROGRAM
The Contract is eligible for the State of Texas Optional Retirement Program
(ORP). Plans established under the Texas ORP will be referred to as "Texas ORP Plans" in this Supplement. Contracts purchased in connection with Texas ORP Plans will be referred to as "ORP Contracts" in this Supplement.

ORP CONTRACTS
Eligible Participants. An ORP Contract may be purchased to provide benefits to a participant in a Texas ORP Plan. Employees of Texas "state supported institutions of higher education" may direct contributions and transfers to an ORP Contract. "State supported institutions of higher education" are defined in
Section 51.351 of Subchapter G of Title 3 of the Higher Education Code of the State of Texas.

Employer Premiums. Employer premiums are purchase payments applied to the ORP Contract that are attributable to employer contributions other than contributions made through a salary reduction agreement. Employer premiums are subject to vesting under the rules governing Texas ORP Plans.

Loans. Participants in a Texas ORP Plan are not allowed to borrow money from an ORP Contract.

Distributions. Distributions from an ORP Contract are considered to have begun if:

     o Distributions are made on account of you reaching your required beginning date

     o Before the required beginning date, irrevocable distributions commence over a period permitted and in an annuity form acceptable under
          Section 1.401(a)(9) of the Regulations

Distributions of funds from an ORP Contract may only be made upon the occurrence of a "distributable event". Title 8, Chapter 830.105 of the Texas Government Code defines "distributable event" as death, retirement, termination of employment in all public institutions of higher education in Texas, or attainment of age 70 1/2.

Specific Plan Rules. The Internal Revenue Code and Texas laws place limitations and restrictions on Texas ORP Plans, but the specific rules set forth in the applicable plan will also affect how the plan works. Because the provisions of Texas ORP Plans vary from plan to plan, you should contact your plan administrator for additional information. If the information in the Texas ORP Plan documents differs from the information in the ORP Contract or in this Supplement, you should rely on the information in the Texas ORP Plan documents.

Supplement C

Touchstone Gold Variable Annuity Prospectus

FEDERAL INCOME TAX INFORMATION
This discussion explains certain federal income tax rules applicable to an ORP Contract. This discussion assumes at all times that the Contract qualifies as an "annuity contract" under the Code, the Contract qualifies as an "ORP Contract" under Texas law and the plan to which it relates qualifies as a "Texas ORP Plan" under Texas law.

The specific rules related to ORP Contracts and Texas ORP Plans discussed in the previous section, such as the rules on when distributions may be made from an ORP Contract, are applicable in addition to the federal income tax rules discussed in this section.

TAX TREATMENT OF CONTRIBUTIONS
Contributions to a Texas ORP Plan generally are not included in your income for federal income tax purposes until the contributions are distributed from the plan, provided such contributions are not in excess of any benefit, contribution or nondiscrimination limits that apply to the plan.

TAX TREATMENT OF DISTRIBUTIONS
Any distributions from a Texas ORP Plan generally are included in income for federal income tax purposes as ordinary income, except to the extent the distributions are allocable to your after-tax contributions.

In addition, special rules apply to a distribution from an ORP Contract if such distribution is properly rolled over in accordance with the provisions of the Code. The administrator of the applicable Texas ORP Plan should provide additional information about these rollover tax rules when a distribution is made.

PENALTY TAX ON WITHDRAWALS
Generally, there is a penalty tax equal to 10% of the portion of any payment from an ORP Contract that is included in your income for federal income tax purposes.

This 10% penalty will not apply if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     o    A distribution that is made on or after the date you reach age 59 1/2

     o A distribution that is properly rolled over to a Traditional IRA or to another eligible employer plan or account

     o    A distribution that is made on or after your death

     o A distribution that is made when you are totally disabled (as defined in Section 72(m) of the Code)

     o A distribution that is made as part of a series of substantially equal periodic payments which begin after you separate from service with the employer of the applicable plan and are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your jointAnnuitant under the ORP Contract

Supplement C

Touchstone Gold Variable Annuity Prospectus


     o A distribution that is made to you by reason of your separation from service with the employer of the applicable plan during or after the calendar year in which you reach age 55

     o A distribution that is made to you to the extent it does not exceed the amount allowable to you as a deduction for medical care under
          Section 213 of the Code (determined without regard to whether or not you itemize deductions)

     o A distribution that is made to an alternate payee of yours pursuant to a Qualified Domestic Relations Order (that meets the conditions of Section 414(p) of the Code)

REQUIRED DISTRIBUTIONS UNDER THE CODE
Distributions from an ORP Contract must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

     o Required distributions generally must start by April 1 of the calendar year following the calendar year in which you reach age 70 1/2.

     o If you do not terminate your employment until after age 70 1/2, the required distributions generally do not have to start until April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or the calendar year in which you terminate employment with the employer.

     o When distributions are required under the Code, a certain minimum amount, determined under the Code and regulations issued thereunder, must be made each year.

In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of your death. The applicable plan documents will contain such rules.

WITHDRAWAL LIMITATIONS UNDER THE CODE

The Code limits the withdrawal of amounts from an ORP Contract to the extent it is attributable to contributions made pursuant to a salary reduction agreement or other cash or deferred arrangement. If such withdrawal limitations apply, withdrawals of such amounts generally can be made only when you reach age
59 1/2, when you separate from service with the employer of the plan, when you become totally disabled or in the case of your hardship. Withdrawals for hardship do not include earnings allocated for you under a Texas ORP Plan after 1988.

You should consult your own tax advisor about the tax consequences of and rules for a withdrawal from a Texas ORP Plan.

Touchstone Gold Variable Annuity Prospectus

Notes

Touchstone Gold Variable Annuity Prospectus

Table of Contents For Statement Of Additional Information

Touchstone Gold Variable Annuity Prospectus



Table Of Contents For Statement Of Additional Information
                                                                            Page

General ...................................................................    3

Safekeeping Of Assets .....................................................    3

Distribution Of The Contracts .............................................    3

Sub-Account Performance ...................................................    4

Sub-Account Accumulation Unit Value .......................................    6

Fixed Account Value .......................................................    7

Fixed Annuity Income Payments .............................................    7

Qualification As An "Annuity Contract" ....................................    8

Independent Accountants ...................................................   10

Financial Statements ......................................................   10

Touchstone Gold Variable Annuity Prospectus

Notes

                     WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
                               SEPARATE ACCOUNT 1
                        TOUCHSTONE GOLD VARIABLE ANNUITY


                       FLEXIBLE PURCHASE PAYMENT DEFERRED
                           VARIABLE ANNUITY CONTRACTS


                          ----------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 1999

                          ----------------------------


         This Statement of Additional Information is not a prospectus, but contains information in addition to that set forth in the current prospectus dated May 1, 1999 (the "Prospectus") for certain variable annuity contracts ("Contracts") offered by Western-Southern Life Assurance Company ("WSLAC") through its Separate Account 1 ("SA1"), and should be read in conjunction with the Prospectus. Unless otherwise noted, the terms used in this Statement of Additional Information have the same meanings as those set forth in the Prospectus.

         A copy of the Prospectus may be obtained by calling the Touchstone Variable Annuity Service Center at 1-800-669-2796 (press 2) or by written request to WSLAC at P.O. Box 2850, Cincinnati, Ohio 45201-2850.



FORM 7135-9905
641060.02

                                TABLE OF CONTENTS
                                       OF
                       STATEMENT OF ADDITIONAL INFORMATION

                                                                 Page

General............................................................3

Safekeeping of Assets..............................................3

Distribution of the Contracts......................................3

Sub-Account Performance............................................4

Sub-Accounts Accumulation Unit Value...............................6

Fixed Account Value................................................7

Fixed Annuity Income Payments......................................7

Qualification as an "Annuity Contract".............................8

         Diversification...........................................8
         Excessive Control.........................................8
         Required Distributions....................................9

Independent Accountants...........................................10

Financial Statements..............................................10

General

     Except as otherwise indicated herein, all capitalized terms shall have the meanings assigned to them in the Prospectus.

     WSLAC is subject to regulation by the Ohio Department of Insurance, which periodically examines its financial condition and operations. WSLAC also is subject to the insurance laws and regulations of all jurisdictions in which it offers Contracts. Copies of the Contract have been filed with, and, where required, approved by insurance regulators in those jurisdictions. WSLAC must submit annual statements of its operations, including financial statements, to such state insurance regulators so that they may determine solvency and compliance with applicable state insurance laws and regulations.

     WSLAC and SA1 have filed a Registration Statement regarding the Contracts with the Securities and Exchange Commission under the Investment Company Act of 1940 and the Securities Act of 1933. The Prospectus and this Statement of Additional Information do not contain all of the information in the Registration Statement.

Safekeeping of Assets

     The assets of SA1 are held by WSLAC, separate from WSLAC's general account assets and any other separate accounts that WSLAC has or will establish. WSLAC maintains records of all purchases and redemptions of the interests in the Funds held by the Sub-Accounts. WSLAC maintains fidelity bond coverage for the acts of its officers and employees.

Distribution of the Contracts

     As disclosed in the Prospectus, the Contracts are distributed through Touchstone Securities, Inc. (the "Distributor"), which is a wholly-owned subsidiary of IFS Financial Services, Inc. ("IFS"). IFS is a wholly-owned subsidiary of WSLAC. The Distributor is a member of the National Association of Securities Dealers, Inc. The offering of the Contracts is continuous, and WSLAC does not anticipate discontinuing offering the Contracts, although it reserves the right to do so.

     Sales commissions attributable to the Contracts and paid by WSLAC to the Distributor and amounts retained by the Distributor are shown below for the periods indicated.


                                                                       Amounts
Period                                      Sales Commissions Paid    Retained by Distributor
---------------------------------------- -------------------------- ----------------------------



For the year ended December 31, 1996             $ 1,902,186           $  305,688

For the year ended December 31, 1997             $ 7,686,342           $  790,452

For the year ended December 31, 1998             $10,684,643           $1,437,628


Sub-Account Performance

     The performance of the Sub-Accounts may be quoted or advertised by WSLAC in various ways. All performance information supplied by WSLAC in advertising is based upon historical results of the Sub-Accounts and is not intended to indicate future performance of either one. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration. The value of an Accumulation Unit and total returns fluctuate in response to market conditions, interest rates and other factors.

     Average annual total returns are calculated by determining the average annual compounded rates of return over one, five and ten year periods (or since commencement of operations) that would equate an initial hypothetical investment to the ending redeemable value according to the following formula:

P (1 + T)n = ERV where:

P        =        a hypothetical initial purchase payment of $1,000
T        =        average annual total return
n        =        number of years and/or portion of a year
ERV      =        ending redeemable value of a hypothetical initial purchase payment of $1,000 at the end of the applicable period


The following table sets forth the type of total return data for each of the Sub-Accounts that will be used in advertising, in each case for the period ended
December 31, 1998.

                                                                                                         Total Return
                                                        Average Annual Total      Total Return For Year  Since Inception
Sub-Account                     Total Return for Year  Return Since Inception*   Measured by Change in Accumulation Unit Value**
-------------------------       ---------------------- ------------------------  ---------------------------------------------



Touchstone Emerging Growth             -8.60%                   11.27%                  1.90%              72.27%

Touchstone International Equity         8.11%                   10.09%                 18.61%              65.87%

Touchstone Income Opportunity         -24.02%                    7.08%                -13.52%              50.49%

Touchstone Value Plus                  -9.30%                   -9.30%                  1.20%               1.20%

Touchstone Growth & Income             -4.48%                   12.22%                  6.02%              77.58%

Touchstone Balanced                    -6.47%                   10.45%                  4.03%              67.80%

Touchstone Bond                        -3.72%                    2.55%                  6.78%              29.60%

Touchstone Standby Income              -6.18%                   -0.70%                  4.32%              16.21%


*Based on a period beginning February 28, 1995 (except for Touchstone Value
Plus which is based on a period beginning May 1, 1998).
**Calculated by determining the change in the Accumulation Unit Value from the beginning of the period to the end of the period and dividing such amount by the Accumulation Unit Value at the end of the period.

         While average annual total returns are convenient means of comparing investment alternatives, investors should realize that any Sub-Account's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of any Sub-Account.

         Average annual total return is calculated as required by applicable regulations. In addition to average annual total returns, a Sub-Account may quote cumulative total returns reflecting the simple change in value of any investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount.

         "Total return" or "average annual total return" quoted in advertising reflects all aspects of a Sub-Account's return, including the effect of reinvestment by the Sub-Account of income and capital gain distributions and any change in the Sub-Account's value over the applicable period. Such quotations reflect administrative charges and risk charges. Since the Contract is intended as a long-term investment, total return calculations will assume that no partial withdrawals from the hypothetical Contract occurred during the applicable period, but that a Surrender Charge would be incurred upon the hypothetical withdrawal at the end of the applicable period.

         Any total return quotation provided for a Sub-Account should not be considered as representative of the performance of the Sub-Account in the future, since the net asset value will vary based not only on the type, quality and maturities of the securities held in the underlying fund in which the Sub-Account invests, but also on changes in the current value of such securities and on changes in the expenses of the Sub-Account and the underlying fund. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a Sub-Account to total returns published for other investment companies or other investment vehicles.

         WSLAC may advertise examples of the effects of dollar cost averaging, whereby a Contract owner periodically invests a fixed dollar amount in a Sub-Account, thereby purchasing fewer Accumulation Units when prices are high and more Accumulation Units when prices are low. While such a strategy does not assure a profit nor guard against a loss in a declining market, the Contract owner's average cost per Accumulation Unit can be lower than if fixed numbers of Accumulation Units had been purchased at the same intervals. In evaluating dollar cost averaging, owners should consider their ability to continue purchasing Accumulation Units during periods of low price levels.

         Performance information for any Sub-Account may be compared, in reports to Contract owners and in advertising, to stock indices, other variable annuity separate accounts or other products tracked by Lipper Analytical Services, or other widely used independent research firms, which rank variable annuities and investment companies by overall performance, investment objectives and assets. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Sub-Accounts Accumulation Unit Value

         In this discussion, the term Valuation Period means the period of time beginning at the close of trading on the New York Stock Exchange (NYSE) on one Valuation Date, as defined below, and ending at the close of trading on the NYSE on the next succeeding Valuation Date. A Valuation Date is each day valuation of the Sub-Accounts is required by law including every day that the NYSE is open.

         The value of an Accumulation Unit at the close of any Valuation Period is determined for each Sub-Account by multiplying the Accumulation Unit Value of the Sub-Account at the close of the immediately preceding Valuation Period by the "Net Investment Factor" (described below). Depending upon investment performance of the underlying fund in which the Sub-Account is invested, the Accumulation Unit Value may increase or decrease.

         The Net Investment Factor for each Sub-Account for any Valuation
Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:
         (a)  equals:      (1) the net asset value per share of the underlying
                           fund at the end of the current Valuation Period, plus

                           (2) the per share amount of any dividend or capital gain distribution made by the underlying fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

                           (3) a per share charge or credit for any taxes reserved, which are determined by WSLAC to have resulted from the investment operations of the Sub-Account during the current Valuation Period;

         (b) is the net asset value per share of the corresponding underlying fund determined at the end of the immediately preceding Valuation Period; and

         (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for the daily portion of the annual Mortality and Expense Risk Charge and the annual Contract Administration Charge.

Fixed Account Value

         Fixed Account Value is calculated on a daily basis by the following formula:

         PP + XFT + I - XFF - WD = FAV where

            PP = the sum of all purchase payments allocated to the Fixed
                 Account
           XFT = any amount transferred to the Fixed Account from a Sub-Account
             I = interest credited by WSLAC to the Fixed Account
           XFF = any amounts transferred from the Fixed Account to a Sub-Account
            WD  =any amounts withdrawn for charges or deductions, or in connection with any surrenders or partial withdrawals

Fixed Annuity Income Payments

         The Contracts provide only for fixed annuity payment options. The amount of such payments is calculated by applying the Surrender Value at annuitization, less any applicable premium tax, to the income payment rates for the income payment option selected.
Annuity payments will be the larger of:

o the income based on the rates shown in the Contract's Annuity Tables for the income payment option chosen; and

o the income calculated by applying the proceeds as a single premium at WSLAC's current rates in effect on the date of the first annuity payment for the same option.

         Annuity payments under any of the income payment options will not vary in dollar amount and will not be affected by the future investment performance of the Variable Account.

Qualification as an "Annuity Contract"

         For the Contract to be treated as an "annuity contract" under the Code, the Contract must meet certain requirements under the Code. The following sections discuss various matters that might affect the Contract's status an "annuity contract."

         Diversification

         Section 817(h) of the Code imposes certain diversification standards on the underlying assets of all variable annuity contracts. The Code generally provides that a variable contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department, adequately diversified. The Code contains a safe harbor provision which provides that variable contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, (1) the underlying assets meet the diversification standards prescribed elsewhere in the Code for an entity to be classified as a regulated investment company and (2) no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

         In March 1989, the Treasury Department issued regulations that established diversification requirements for the investment portfolios such as the Funds underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described in
Section 817(h) of the Code. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the investment portfolio is represented by any one investment;
(2) no more than 70% of the value of the total assets of the investment portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the investment portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the investment portfolio is represented by any four investments.

         The Sub-Accounts, through each of the Funds, intends to comply with the diversification requirements of the Code and the regulations. The Advisor has agreed to manage the Funds so as to comply with such requirements.

         Excessive Control

         The Treasury Department has from time to time suggested that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investments underlying the contract (i.e., the owner is able to transfer values among Sub-Accounts with only limited restrictions). If a variable contract is not treated as an annuity contract, the owner of such contract would be considered the owner of the assets of a separate account, and income and gains from that account would be included each year in the owner's gross income. No such guidelines have been issued to date.

         The issuance of such guidelines, or regulations or rulings dealing with excessive control issues, might require the Company to impose limitations on an owner's right to transfer all or part of the Contract Value among the Sub-Accounts and the Fixed Account or to make other changes in the Contract as necessary to attempt to prevent an owner from being considered the owner of any assets of a Sub-Account. The Company therefore reserves the right to make such changes. It is not known whether any such guidelines, regulations or rulings, if adopted, would have retroactive effect.

         Required Distributions

         Additionally, in order to qualify as an annuity contract under the Code, a Non-Qualified Contract must meet certain requirements regarding distributions in the event of the death of the owner. In general, if the owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to provisions of the Code. Upon the death of an owner prior to commencement of annuity payments, (1) the amounts accumulated under a Contract must be distributed within five years, or (2) if distributions to a designated beneficiary within the meaning of Section 72 of the Code begin within one year of the owner's death, distributions are permitted over a period not extending beyond the life (or life expectancy) of the designated beneficiary.

         The above rules are modified if the designated beneficiary is the surviving spouse. The surviving spouse is not required to take distributions from the Contract under the above rules as a beneficiary and may continue the Contract and take distributions under the above rules as if the surviving spouse were the original owner. If distributions have begun prior to the death of the owner, such distributions must continue at least as rapidly as under the method in effect at the date of the owner's death (unless the method in effect provides that payments cease at the death of the owner).

         For Qualified Contracts issued in connection with tax-qualified plans and traditional individual retirement annuities, the plan documents and rules will determine mandatory distribution rules. However, under the Code, distributions from Contracts issued under Qualified Plans (other than traditional and Roth individual retirement annuities and certain governmental or church-sponsored Qualified Plans) for employees who are not 5% owners of the sponsoring employer generally must commence no later than April 1 of the calendar year following the calendar year in which the employee terminates employment or the calendar year in which he or she reaches age 70 1/2, whichever is later. Such distributions must be made over a period that does not exceed the life expectancy of the employee or the joint life and last survivor expectancy of the employee and a designated beneficiary. Distributions from Contracts issued under traditional individual retirement annuities (but not Roth IRAs) or to 5% owners of the sponsoring employer from Contracts issued under Qualified Plans (other than certain governmental or church-sponsored Qualified Plans) must commence by April 1 of the calendar year after the calendar year in which the individuals reach age 70 1/2 even if they have not terminated employment. A penalty tax of 50% may be imposed on any amount by which the required minimum distribution in any year exceeds the amount actually distributed.

         If the Contract is a Qualified Contract issued in connection with a traditional individual retirement annuity, a SIMPLE account, or a plan which qualifies under Sections 403(b), 408 or 457 of the Code, the Company will send a notice to the owner when the owner or Annuitant, as applicable, reaches age 70 1/2. The notice will summarize the required minimum distribution rules and advise the owner of the date that such distributions must begin from the Qualified Contract or other traditional individual retirement annuities of the owner. The owner has sole responsibility for requesting distributions under the Qualified Contract or other traditional individual retirement annuities (to the extent permitted by the Code) that will satisfy the minimum distribution rules. In the case of a distribution from a Qualified Contract issued under a plan which qualifies under Section 401 of the Code, the Company will not send a notice when the owner or Annuitant, as applicable, reaches age 70 1/2, and the owner (or the employer sponsoring the Qualified Plan) has sole responsibility for requesting distributions under the Qualified Contract that will satisfy the minimum distribution rules.

Independent Accountants

         The financial statements as of December 31, 1998 and for each of the two years then ended for Western-Southern Life Assurance Company Separate Account 1 and as of December 31, 1998 and 1997 and for each of the three years in the period ending December 31, 1998 for Western-Southern Life Assurance Company included in this registration statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

Financial Statements

         The following financial statements for Western-Southern Life Assurance Company Separate Account 1 at and for the fiscal periods indicated are attached hereto:

1.       Report of PricewaterhouseCoopers LLP.

2.       Statement of Net Assets as of December 31, 1998.

3. Statement of Operations and Changes in Net Assets for the years ended December 31, 1998 and 1997.

4.       Notes to Financial Statements.

         The following financial statements for Western-Southern Life Assurance Company at and for the fiscal periods indicated are attached hereto:

1.       Report of PricewaterhouseCoopers LLP.

2.       Consolidated Balance Sheets as of December 31, 1998 and 1997.

3. Consolidated Statements of Operations for the years ended December 31, 1998, 1997 and 1996.

4. Consolidated Statements of Comprehensive Income for the years ended December 31, 1998, 1997 and 1996.

5. Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1998, 1997 and 1996.

6. Consolidated Statements of Cash Flows for the years ended December 31, 1998, 1997 and 1996.

7.       Notes to Financial Statements.

Distributor

Touchstone Securities, Inc.                    Sub-Accounts
311 Pike Street
Cincinnati, Ohio  45202                        o AIM V.I. Growth
(800) 669-2796 (press 3)                       o AIM V.I. Government Securities
                                               o Alger American Small
                                                 Capitalization
Sponsor                                        o Alger American Growth
                                               o MFS VIT Emerging Growth
Touchstone Advisors, Inc.                      o MFS VIT Growth with Income
311 Pike Street                                o PIMCO Long-Term U.S. Government
Cincinnati, Ohio  45202                          Bond
                                               o Touchstone Small Cap Value
Touchstone Variable Annuity Service Center     o Touchstone Emerging Growth
                                               o Touchstone International Equity
Touchstone Variable Annuity Service Center     o Touchstone High Yield
P.O. Box 2850                                  o Touchstone Income Opportunity
Cincinnati, Ohio 45201-2850                    o Touchstone Value Plus
(800) 669-2796 (press 2)                       o Touchstone Growth & Income
                                               o Touchstone Enhanced 30
Transfer Agent                                 o Touchstone Balanced
                                               o Touchstone Bond
State Street Bank and Trust Company            o Touchstone Standby Income
P.O. Box 8578
Boston, Massachusetts  02266-8518

Administrator, Custodian
and Fund Accounting Agent

Investors Bank & Trust Company                       STATEMENT OF
200 Clarendon Street                                 ADDITIONAL INFORMATION
Boston, Massachusetts  02116                         May 1, 1999

Independent Accountants

PricewaterhouseCoopers LLP
312 Walnut Street
Cincinnati, Ohio  45202

Legal Counsel

Frost & Jacobs LLP
2500 PNC Center
201 East Fifth Street
Cincinnati, Ohio  45202

   WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
   SEPARATE ACCOUNT 1

21
STATEMENT OF NET ASSETS
                                                               December 31, 1998

                                                                  COST
ASSETS:
Investments at current market value:
  Select Advisors Variable Insurance Trust
     Emerging Growth Portfolio (1,785,767 shares, cost
      $26,683,448)                                            $ 27,375,805
     International Equity Portfolio (1,858,084 shares, cost
      $24,094,203)                                              25,938,859
     Balanced Portfolio (2,677,782 shares, cost $38,173,552)    37,381,834
     Income Opportunity Portfolio (3,616,191 shares, cost
      $39,515,015)                                              31,424,697
     Standby Income Portfolio (1,971,159 shares, cost
      $19,722,085)                                              19,731,304
     Value Plus Portfolio (236,065 shares, cost $2,183,740)      2,403,143
  Select Advisors Portfolios
     Growth & Income Portfolio II (72.916482% beneficial
      interest $49,213,130)                                     54,465,447
     Bond Portfolio II (62.500533% beneficial interest
      $22,151,582)                                              24,059,688
- - --------------------------------------------------------------------------
Total invested assets                                          222,780,777
Accounts receivable                                                  2,914
- - --------------------------------------------------------------------------
          Total net assets                                    $222,783,691
- - --------------------------------------------------------------------------
NET ASSETS:
  Variable annuity contracts                                  $222,782,410
  Retained in the variable account by Western-Southern Life
     Assurance Company                                               1,281
- - --------------------------------------------------------------------------
          Total net assets                                    $222,783,691
- - --------------------------------------------------------------------------

   WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
   SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS                             22
                                            For the Year Ended December 31, 1998

                                              EMERGING     INTERNATIONAL                   INCOME        STANDBY
                                               GROWTH         EQUITY        BALANCED     OPPORTUNITY     INCOME      VALUE PLUS
                                 TOTAL       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
INCOME:
 Dividends and capital gains  $  7,790,557   $  949,247     $   855,477    $1,889,245    $3,182,093    $  908,378    $    6,117
 Miscellaneous income (loss)        38,997       (2,563)         12,273        10,320        10,204         9,108         1,075
EXPENSES:
 Mortality and expense risk,
   and administrative charge     2,427,007      293,715         282,611       400,076       397,116       223,301        10,259
- - --------------------------------------------------------------------------------------------------------------------------------
 Net investment income
   (loss)                        5,402,547      652,969         585,139     1,499,489     2,795,181       694,185        (3,067)
- - --------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized
   appreciation
   (depreciation) on
   investments                  (3,978,283)    (776,947)      1,667,350    (1,248,671)   (7,057,484)       19,079       219,404
 Realized gain (loss) on
   investments                     342,534      431,014         410,552       377,228      (659,377)         (763)     (216,120)
- - --------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
   gain (loss) on
   investments                  (3,635,749)    (345,933)      2,077,902      (871,443)   (7,716,861)       18,316         3,284
- - --------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in
   net assets resulting from
   operations                    1,766,798      307,036       2,663,041       628,046    (4,921,680)      712,501           217
- - --------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNERS ACTIVITY:
 Payments received from
   contract owners             115,835,531   12,397,017      11,156,959    19,309,239    18,716,854    14,871,076       900,471
 Net transfers between
   subaccounts and/or fixed
   account                       1,426,873    1,374,341         871,994     1,500,884    (2,260,691)   (5,922,348)    1,574,297
 Withdrawals and surrenders    (16,702,244)  (2,261,213)     (1,887,141)   (2,649,241)   (2,651,298)   (1,439,245)      (71,597)
 Contract maintenance charge       (91,368)     (12,823)        (11,413)      (14,359)      (16,220)       (4,676)         (246)
- - --------------------------------------------------------------------------------------------------------------------------------
 Net increase from contract
   activity                    100,468,792   11,497,322      10,130,399    18,146,523    13,788,645     7,504,807     2,402,925
- - --------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets    102,235,590   11,804,358      12,793,440    18,774,569     8,866,965     8,217,308     2,403,142
- - --------------------------------------------------------------------------------------------------------------------------------
 Net assets, at beginning of
   period                      120,548,101   15,571,456      13,145,364    18,607,225    22,557,696    11,517,000            --
- - --------------------------------------------------------------------------------------------------------------------------------
 Net assets, at end of
   period                     $222,783,691   $27,375,814    $25,938,804    $37,381,794   $31,424,661   $19,734,308   $2,403,142
- - --------------------------------------------------------------------------------------------------------------------------------

                               GROWTH &
                                INCOME         BOND
                              SUB-ACCOUNT   SUB-ACCOUNT
INCOME:
 Dividends and capital gains          --             --
 Miscellaneous income (loss)  ($   2,166)   $       746
EXPENSES:
 Mortality and expense risk,
   and administrative charge     582,000        237,929
- - ----------------------------------------------------------
 Net investment income
   (loss)                       (584,166)      (237,183)
- - ----------------------------------------------------------
 Net change in unrealized
   appreciation
   (depreciation) on
   investments                 1,880,378      1,318,608
 Realized gain (loss) on
   investments                        --             --
- - ----------------------------------------------------------
 Net realized and unrealized
   gain (loss) on
   investments                 1,880,378      1,318,608
- - ----------------------------------------------------------
 Net increase (decrease) in
   net assets resulting from
   operations                  1,296,212      1,081,425
- - ----------------------------------------------------------
CONTRACT OWNERS ACTIVITY:
 Payments received from
   contract owners            27,198,189     11,285,726
 Net transfers between
   subaccounts and/or fixed
   account                     2,696,317      1,592,079
 Withdrawals and surrenders   (4,484,468)    (1,258,041)
 Contract maintenance charge     (24,273)        (7,358)
- - ----------------------------------------------------------
 Net increase from contract
   activity                   25,385,765     11,612,406
- - ----------------------------------------------------------
 Net increase in net assets   26,681,977     12,693,831
- - ----------------------------------------------------------
 Net assets, at beginning of
   period                     27,783,481     11,365,879
- - ----------------------------------------------------------
 Net assets, at end of
   period                     $54,465,458   $24,059,710
- - ----------------------------------------------------------

                                            For the Year Ended December 31, 1997

                                              EMERGING     INTERNATIONAL                   INCOME        STANDBY
                                               GROWTH         EQUITY        BALANCED     OPPORTUNITY     INCOME      VALUE PLUS
                                 TOTAL       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
INCOME:
 Dividends and capital gains  $  5,409,296   $  834,976     $   709,520    $1,376,386    $2,070,121    $  418,293
 Miscellaneous income (loss)         3,218        3,731           2,880        (2,658)       (3,840)          328
EXPENSES:
 Mortality and expense risk,
   and administrative charge       939,202      122,709         108,285       135,364       179,897       103,640
- - --------------------------------------------------------------------------------------------------------------------------------
 Net investment income
   (loss)                        4,473,312      715,998         604,115     1,238,364     1,886,384       314,981
- - --------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized
   appreciation
   (depreciation) on
   investments                   4,261,510    1,424,333          71,338       292,397    (1,073,439)      (10,274)
 Realized gain (loss) on
   investments                     735,060      360,604         196,132        25,029       154,273          (978)
- - --------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
   gain (loss) on
   investments                   4,996,570    1,784,937         267,470       317,426      (919,166)      (11,252)
- - --------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in
   net assets resulting from
   operations                    9,469,882    2,500,935         871,585     1,555,790       967,218       303,729
- - --------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNERS ACTIVITY:
 Payments received from
   contract owners              85,891,128    9,661,438       8,570,847    12,652,990    17,117,095    14,114,244
 Net transfers between
   subaccounts and/or fixed
   account                         414,133      764,178         877,161     1,086,970      (243,339)   (5,891,834)
 Withdrawals and surrenders     (2,638,983)    (384,782)       (287,848)     (364,055)     (532,734)     (293,869)
 Contract maintenance charge       (23,424)      (3,521)         (3,073)       (3,299)       (4,491)       (1,006)
- - --------------------------------------------------------------------------------------------------------------------------------
 Net increase from contract
   activity                     83,642,854   10,037,313       9,157,087    13,372,606    16,336,531     7,927,535
- - --------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets     93,112,736   12,538,248      10,028,672    14,928,396    17,303,749     8,231,264
- - --------------------------------------------------------------------------------------------------------------------------------
 Net assets, at beginning of
   period                       27,435,365    3,033,208       3,116,692     3,678,829     5,253,947     3,285,736
- - --------------------------------------------------------------------------------------------------------------------------------
 Net assets, at end of
   period                     $120,548,101   $15,571,456    $13,145,364    $18,607,225   $22,557,696   $11,517,000
- - --------------------------------------------------------------------------------------------------------------------------------

                               GROWTH &
                                INCOME         BOND
                              SUB-ACCOUNT   SUB-ACCOUNT
INCOME:
 Dividends and capital gains  $       --    $        --
 Miscellaneous income (loss)       3,168           (391)
EXPENSES:
 Mortality and expense risk,
   and administrative charge     207,267         82,040
- - ----------------------------------------------------------
 Net investment income
   (loss)                       (204,099)       (82,431)
- - ----------------------------------------------------------
 Net change in unrealized
   appreciation
   (depreciation) on
   investments                 3,058,688        498,467
 Realized gain (loss) on
   investments                        --             --
- - ----------------------------------------------------------
 Net realized and unrealized
   gain (loss) on
   investments                 3,058,688        498,467
- - ----------------------------------------------------------
 Net increase (decrease) in
   net assets resulting from
   operations                  2,854,589        416,036
- - ----------------------------------------------------------
CONTRACT OWNERS ACTIVITY:
 Payments received from
   contract owners            17,225,945      6,548,569
 Net transfers between
   subaccounts and/or fixed
   account                     1,881,077      1,939,920
 Withdrawals and surrenders     (560,767)      (214,928)
 Contract maintenance charge      (6,180)        (1,854)
- - ----------------------------------------------------------
 Net increase from contract
   activity                   18,540,075      8,271,707
- - ----------------------------------------------------------
 Net increase in net assets   21,394,664      8,687,743
- - ----------------------------------------------------------
 Net assets, at beginning of
   period                      6,388,817      2,678,136
- - ----------------------------------------------------------
 Net assets, at end of
   period                     $27,783,481   $11,365,879
- - ----------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

   WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
   SEPARATE ACCOUNT 1

23
NOTES TO FINANCIAL STATEMENTS

1.  Organization
Western-Southern Life Assurance Company Separate Account 1 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"), established by the Western-Southern Life Assurance Company (the "Company"), a life insurance company which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company ("Western & Southern"). The Account is a funding vehicle for individual variable annuity contracts, and commenced operations on February 23, 1995 with the issuance of the first Touchstone Variable Annuity contract. The first Touchstone Select Variable Annuity contract was issued on March 2, 1998.

The variable annuity contracts are designed for individual investors and group plans that desire to accumulate capital on a tax-deferred basis for retirement or other long-term objectives. The variable annuity contracts are distributed across the United States through a network of broker-dealers and wholesalers.

2.  Significant Accounting Policies

The Account has eight investment sub-accounts, each of which invests in the corresponding portfolio (a "Portfolio") of Select Advisors Variable Insurance Trust or of Select Advisors Portfolios, each of which is an open-ended diversified management investment company. The sub-account's value fluctuates on a day to day basis depending on the investment performance of the Portfolio in which the sub-account is invested. A contractholder may also allocate funds to the Fixed Account, which is part of the general account of the Company. Due to exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (the "1933 Act") and the Company's general account has not been registered as an investment company under the 1940 Act. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of specific identification.

Upon annuitization, the contract assets are transferred to the general account of the Company. Accordingly, contract reserves are recorded by the Company. See the related prospectus for a more detailed description of the annuity contracts.

3.  Contract Charges

Certain deductions for administrative and risk charges are deducted from the contract value in order to compensate the Company for administrative expenses and for the assumption of mortality and expense risks. These charges are made daily at an annual effective rate of 1.35% for the Touchstone Variable Annuity. For the Touchstone Select Variable Annuity, the effective rates are 1.35% for the Standard Death Benefit (Option 1), 1.45% for the Annual Step Up Death Benefit (Option 2) and 1.55% for the Accumulating Death Benefit (Option 3).

   WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
   SEPARATE ACCOUNT 1

                                                                              24
Notes to Financial Statements continued

The Company also deducts an annual contract maintenance charge from the contract value on each contract anniversary and upon any full surrender. For the Touchstone Variable Annuity the contract maintenance charge is $35 for the first ten Contract Years and the lesser of (a) $35 and (b) 0.17% of the Contract Value after the tenth Contract Anniversary. For the Touchstone Select Variable Annuity, the contract maintenance charge is $40 for the first ten Contract Years, and if the Contract Value is less than $50,000 after the tenth Contract Anniversary, the charge is the lesser of (a) $40 and (b) 0.14% of the Contract Value.

Since no deduction for a sales charge is made from the payments received from contract owners, a surrender charge is imposed on certain surrenders and partial withdrawals to cover expenses relating to promotion, sale and distribution of the contracts. The surrender charge is assessed on each redemption, except for certain amounts excluded from charges under the contract. For the Touchstone Variable Annuity, this charge ranges from 7% to 0% depending on the number of years since the payment was received. For the Touchstone Select Variable Annuity, this charge ranges from 8% to 0%, depending on the number of years since the payment was received.

4.  Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

5.  Taxes

The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

6.  Purchases and Sales of Investments

The following table shows aggregate cost of shares and beneficial interests of the Portfolios purchased and proceeds from shares and beneficial

   WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
   SEPARATE ACCOUNT 1

25

interests of the Portfolios sold by the corresponding sub-accounts for the period January 1, 1998 to December 31, 1998.

                                        PURCHASES       SALES
Select Advisors Variable Insurance
  Trust
  Emerging Growth Portfolio            $14,669,128    $2,518,819
  International Equity Portfolio        12,849,339     2,133,719
  Balanced Portfolio                    23,059,388     3,413,320
  Income Opportunity Portfolio          20,259,817     3,675,861
  Standby Income Portfolio              21,583,553    13,386,839
  Value Plus Portfolio                   4,599,508     2,199,648
Select Advisors Portfolios
  Growth & Income Portfolio II          31,132,547     6,330,958
  Bond Portfolio II                     17,315,046     5,939,844

7.  Unit Values

The following table shows a summary of units outstanding for variable annuity contracts for the period January 1, 1998 to December 31, 1998. Eight unit values are calculated for the Touchstone Variable Annuity. Eight unit values are calculated for each of the death benefit options in the Touchstone Select Variable Annuity.

   WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
   SEPARATE ACCOUNT 1

                                                                              26
Notes to Financial Statements continued

TOUCHSTONE VARIABLE ANNUITY

                                                           TRANSFERS
                       BEGINNING     UNITS      UNITS       BETWEEN       ENDING       UNIT         ENDING
                         UNITS     PURCHASED   REDEEMED   SUB-ACCOUNTS     UNITS       VALUE        VALUE
Emerging Growth          921,086     665,252   (137,675)      79,049     1,527,712   17.227461   $ 26,318,599
International Equity     939,980     630,025   (117,189)      48,423     1,501,239   16.586786     24,900,730
Balanced               1,153,567   1,069,662   (158,767)      77,987     2,142,449   16.780412     35,951,185
Income Opportunity     1,296,326   1,013,209   (163,283)    (127,924)    2,018,328   15.048926     30,373,665
Standby Income         1,033,781   1,255,150   (126,003)    (509,487)    1,653,441   11.621488     19,215,444
Value Plus                    --      82,239     (7,412)     146,709       221,536   10.119923      2,241,927
Growth & Income        1,658,720   1,444,985   (258,181)     127,812     2,973,336   17.758155     52,800,967
Bond                     936,431     820,328    (98,776)     106,096     1,764,079   12.960022     22,862,503
- - -------------------------------------------------------------------------------------------------------------
     Total -- Touchstone Variable Annuity                                                         214,665,020
- - -------------------------------------------------------------------------------------------------------------

TOUCHSTONE SELECT VARIABLE ANNUITY -- OPTION 1

                                                           TRANSFERS
                       BEGINNING     UNITS      UNITS       BETWEEN       ENDING       UNIT         ENDING
                         UNITS     PURCHASED   REDEEMED   SUB-ACCOUNTS     UNITS       VALUE        VALUE
Emerging Growth               --      26,106         --        2,635        28,741    9.816905        282,145
International Equity          --       8,972         --          939         9,911   10.847208        107,502
Balanced                      --      11,526         --        2,893        14,419   10.086416        145,440
Income Opportunity            --      15,361         --        3,233        18,594    8.450648        157,132
Standby Income                --      14,947         --       (5,418)        9,529   10.365454         98,767
Value Plus                    --       1,566         --           --         1,566   10.119923         15,852
Growth & Income               --      21,072         --        2,928        24,000    9.945485        238,687
Bond                          --       9,468         --          807        10,275   10.536637        108,264
- - -------------------------------------------------------------------------------------------------------------
     Total -- Touchstone Variable Annuity -- Option 1                                               1,153,789
- - -------------------------------------------------------------------------------------------------------------

TOUCHSTONE SELECT VARIABLE ANNUITY -- OPTION 2

                                                           TRANSFERS
                       BEGINNING     UNITS      UNITS       BETWEEN       ENDING       UNIT         ENDING
                         UNITS     PURCHASED   REDEEMED   SUB-ACCOUNTS     UNITS       VALUE        VALUE
Emerging Growth               --      58,173     (2,013)        (342)       55,818    9.808771        547,511
International Equity          --      57,669     (1,806)         899        56,762   10.838240        615,205
Balanced                      --      73,663     (1,206)       5,247        77,704   10.078051        783,105
Income Opportunity            --      84,451     (1,208)     (25,724)       57,519    8.443640        485,670
Standby Income                --      30,949        (96)      (7,187)       23,666   10.356871        245,106
Value Plus                    --      10,714       (150)       3,693        14,257   10.113256        144,180
Growth & Income               --      91,265     (1,670)       7,669        97,264    9.937692        966,581
Bond                          --      46,392       (917)      17,921        63,396   10.528530        667,464
- - -------------------------------------------------------------------------------------------------------------
     Total -- Touchstone Variable Annuity -- Option 2                                               4,454,822
- - -------------------------------------------------------------------------------------------------------------

TOUCHSTONE SELECT VARIABLE ANNUITY -- OPTION 3

                                                           TRANSFERS
                       BEGINNING     UNITS      UNITS       BETWEEN       ENDING       UNIT         ENDING
                         UNITS     PURCHASED   REDEEMED   SUB-ACCOUNTS     UNITS       VALUE        VALUE
Emerging Growth               --      23,146       (682)         755        23,219    9.800639        227,559
International Equity          --      29,565       (632)         189        29,122   10.829259        315,367
Balanced                      --      48,146       (664)       2,377        49,859   10.069706        502,064
Income Opportunity            --      48,154     (1,385)       1,615        48,384    8.436637        408,194
Standby Income                --      17,366        (37)        (419)       16,910   10.348293        174,991
Value Plus                    --         117         --           --           117   10.106600          1,183
Growth & Income               --      45,073     (1,216)       2,399        46,256    9.927793        459,223
Bond                          --      41,789       (471)      (1,248)       40,070   10.518460        421,479
- - -------------------------------------------------------------------------------------------------------------
     Total -- Touchstone Variable Annuity -- Option 3                                               2,510,060
- - -------------------------------------------------------------------------------------------------------------
          Total                                                                                  $222,783,691
- - -------------------------------------------------------------------------------------------------------------

   WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
   SEPARATE ACCOUNT 1

27

8.  Subsequent Event
Effective immediately after the close of business on December 31, 1998, two new portfolios, namely Touchstone
Growth & Income Fund and Touchstone Bond Fund were established in the Select Advisors Variable Insurance
Trust. Effective after the close of business on December
31, 1998, Select Advisors Variable Insurance Trust was renamed Touchstone Variable Series Trust ("VST"). The shares of the newly established VST: Touchstone Growth &
Income Fund and VST: Touchstone Bond Fund, (collectively
"VST Funds") were substituted for shares of the Select
Advisors Portfolios: Growth & Income Portfolio II and the
Select Advisors Portfolios: Bond Portfolio II respectively,
(collectively "SAP Funds") held by Western-Southern Life
Assurance Company Separate Account 1 and Separate Account 2 and The Western and Southern Life Insurance Company
Separate Account A. This transaction was achieved through an in-kind redemption from the SAP Funds and a corresponding in-kind contribution to the VST Funds of the net assets of the SAP Funds. As a result of this transaction, the SAP Funds ceased to be available as investment options for Separate Accounts 1, 2 and A. The
VST Funds have substantially identical investment objectives, policies and risks as those of the respective
SAP Funds. In addition, the VST Funds will employ the same investment advisor and investment techniques as those employed by the respective SAP Funds. The SAP Funds will be dissolved and terminated as soon as practicable.

   WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
   SEPARATE ACCOUNT 1

                                                                              28

Notes to Financial Statements continued

9. Supplementary Information -- Selected Per Share Data and Ratios TOUCHSTONE VARIABLE ANNUITY

Selected data for an accumulation unit outstanding throughout each year:

                                      TOUCHSTONE EMERGING GROWTH FUND SUB-ACCOUNT
                               ---------------------------------------------------------
                                 FOR THE        FOR THE        FOR THE        FOR THE
                                YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                   1998           1997           1996           1995
PER SHARE DATA
  Investment income             $ 0.599473     $ 0.914814     $ 0.334587     $ 0.786333
  Expenses                        0.222097       0.197048       0.165347       0.123840
- - ----------------------------------------------------------------------------------------
  Net investment income
    (loss)                        0.377376       0.717766       0.169240       0.662493
  Net realized and unrealized
    gain (loss) on
    investments                  (0.055459)      3.369931       0.961438       1.024676
- - ----------------------------------------------------------------------------------------
  Net increase (decrease) in
    net asset value               0.321917       4.087697       1.130678       1.687169
    Beginning of period          16.905544      12.817847      11.687169      10.000000
- - ----------------------------------------------------------------------------------------
    End of period               $17.227461     $16.905544     $12.817847     $11.687169
- - ----------------------------------------------------------------------------------------
RATIOS
  Ratio of operating expense
    to average net assets (%)         1.37%          1.32%          0.96%          0.58%
  Ratio of net investment
    income (loss) to average
    net assets (%)                    3.04%          7.70%          4.00%         12.54%

                                      TOUCHSTONE INTERNATIONAL EQUITY SUB-ACCOUNT
                               ---------------------------------------------------------
                                 FOR THE        FOR THE        FOR THE        FOR THE
                                YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                   1998           1997           1996           1995
PER SHARE DATA
  Investment income             $ 0.549363     $ 0.759815     $ 0.083236     $ 0.033593
  Expenses                        0.212322       0.179407       0.159808       0.123076
- - ----------------------------------------------------------------------------------------
  Net investment income
    (loss)                        0.337041       0.580408      (0.076572)     (0.089483)
  Net realized and unrealized
    gain (loss) on
    investments                   2.265021       1.053431       1.196627       1.320313
- - ----------------------------------------------------------------------------------------
  Net increase (decrease) in
    net asset value               2.602062       1.633839       1.120055       1.230830
    Beginning of period          13.984724      12.350885      11.230830      10.000000
- - ----------------------------------------------------------------------------------------
    End of period               $16.586786     $13.984724     $12.350885     $11.230830
- - ----------------------------------------------------------------------------------------
RATIOS
  Ratio of operating expense
    to average net assets (%)         1.45%          1.33%          0.98%          0.66%
  Ratio of net investment
    income (loss) to average
    net assets (%)                    2.99%          7.43%          0.18%          0.06%

                                            TOUCHSTONE BALANCED SUB-ACCOUNT
                               ---------------------------------------------------------
                                 FOR THE        FOR THE        FOR THE        FOR THE
                                YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                   1998           1997           1996           1995
PER SHARE DATA
  Investment income             $ 0.899829     $ 1.297872     $ 0.564184     $ 1.121644
  Expenses                        0.222979       0.200630       0.170051       0.127804
- - ----------------------------------------------------------------------------------------
  Net investment income
    (loss)                        0.676850       1.097242       0.394133       0.993840
  Net realized and unrealized
    gain (loss) on
    investments                  (0.026608)      1.250190       1.425763       0.969002
- - ----------------------------------------------------------------------------------------
  Net increase (decrease) in
    net asset value               0.650242       2.347432       1.819896       1.962842
    Beginning of period          16.130170      13.782738      11.962842      10.000000
- - ----------------------------------------------------------------------------------------
    End of period               $16.780412     $16.130170     $13.782738     $11.962842
- - ----------------------------------------------------------------------------------------
RATIOS
  Ratio of operating expense
    to average net assets (%)         1.43%          1.21%          0.99%          0.67%
  Ratio of net investment
    income (loss) to average
    net assets (%)                    5.36%         11.11%          4.36%         13.90%

                                       TOUCHSTONE INCOME OPPORTUNITY SUB-ACCOUNT
                               ---------------------------------------------------------
                                 FOR THE        FOR THE        FOR THE        FOR THE
                                YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                   1998           1997           1996           1995
PER SHARE DATA
  Investment income             $ 1.719380     $ 2.211330     $ 1.961352     $ 1.546728
  Expenses                        0.222766       0.227065       0.189796       0.127882
- - ----------------------------------------------------------------------------------------
  Net investment income
    (loss)                        1.496614       1.984265       1.771556       1.418846
  Net realized and unrealized
    gain (loss) on
    investments                  (3.848938)     (0.310492)      1.440778       1.096297
- - ----------------------------------------------------------------------------------------
  Net increase (decrease) in
    net asset value              (2.352324)      1.673773       3.212334       2.515143
    Beginning of period          17.401250      15.727477      12.515143      10.000000
- - ----------------------------------------------------------------------------------------
    End of period               $15.048926     $17.401250     $15.727477     $12.515143
- - ----------------------------------------------------------------------------------------
RATIOS
  Ratio of operating expense
    to average net assets (%)         1.47%          1.29%          0.81%          0.68%
  Ratio of net investment
    income (loss) to average
    net assets (%)                   10.36%         13.57%         12.28%          6.77%

* Calculation of the Value Plus Unit Values began May 1, 1998, when that sub-account commenced operations.

   WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
   SEPARATE ACCOUNT 1

29

                                       TOUCHSTONE STANDBY INCOME SUB-ACCOUNT
- - ---------------------------------------------------------------------------------------
                                  FOR THE       FOR THE        FOR THE        FOR THE
                                YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                                DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                    1998           1997           1996           1995
PER SHARE DATA
  Investment income             $ 0.622007     $ 0.586459     $ 0.546191     $ 0.482206
  Expenses                        0.152566       0.146437       0.141698       0.115186
- - ---------------------------------------------------------------------------------------
  Net investment income
    (loss)                         0.469441      0.440022       0.404493       0.367020
  Net realized and unrealized
    gain (loss) on
    investments                    0.011393     (0.010786)     (0.010269)     (0.049826)
- - ---------------------------------------------------------------------------------------
  Net increase (decrease) in
    net asset value                0.480834       0.429236       0.394224       0.317194
    Beginning of period           11.140654      10.711418      10.317194      10.000000
- - ---------------------------------------------------------------------------------------
    End of period                $11.621488     $11.140654     $10.711418     $10.317194
- - ---------------------------------------------------------------------------------------
RATIOS
  Ratio of operating expense
    to average net assets (%)          1.43%          1.40%          0.97%          0.64%
  Ratio of net investment
    income (loss) to average
    net assets (%)                     4.44%          4.26%          2.77%          2.00%


                                       TOUCHSTONE GROWTH & INCOME SUB-ACCOUNT
- - ---------------------------------------------------------------------------------------
                                  FOR THE        FOR THE        FOR THE        FOR THE
                                YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                    1998           1997           1996           1995
PER SHARE DATA
  Investment income              $       --     $       --     $       --     $       --
  Expenses                         0.234781       0.204446       0.181541       0.126716
- - ---------------------------------------------------------------------------------------
  Net investment income
    (loss)                        (0.234781)     (0.204446)     (0.181541)     (0.126716)
  Net realized and unrealized
    gain (loss) on
    investments                    1.242981       2.792923       1.852780       2.616955
- - ---------------------------------------------------------------------------------------
  Net increase (decrease) in
    net asset value                1.008200       2.588477       1.671239       2.490239
    Beginning of period           16.749955      14.161478      12.490239      10.000000
- - ---------------------------------------------------------------------------------------
    End of period                $17.758155     $16.749955     $14.161478     $12.490239
- - ---------------------------------------------------------------------------------------
RATIOS
  Ratio of operating expense
    to average net assets (%)          1.42%          1.21%          0.94%          0.63%
  Ratio of net investment
    income (loss) to average
    net assets (%)                    (1.42)%        (1.19)%        (0.74)%        (0.61)%


                                                                                           TOUCHSTONE
                                                                                           VALUE PLUS
                                              TOUCHSTONE BOND SUB-ACCOUNT                  SUB-ACCOUNT*
- - ----------------------------------------------------------------------------------------   -------------
                                  FOR THE        FOR THE        FOR THE        FOR THE         FOR THE
                                 YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED*
                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                    1998           1997           1996           1995           1998
PER SHARE DATA
  Investment income              $       --     $       --     $       --     $       --     $ 0.029295
  Expenses                         0.168619       0.156956       0.149925       0.120569       0.084536
- - --------------------------------------------------------------------------------------------------------
  Net investment income
    (loss)                        (0.168619)     (0.156956)     (0.149925)     (0.120569)     (0.055241)
  Net realized and unrealized
    gain (loss) on
    investments                    0.991200       0.899266       0.282532       1.383093       0.175164
- - --------------------------------------------------------------------------------------------------------
  Net increase (decrease) in
    net asset value                0.822581       0.742310       0.132607       1.262524       0.119923
    Beginning of period           12.137441      11.395131      11.262524      10.000000      10.000000
- - --------------------------------------------------------------------------------------------------------
    End of period                $12.960022     $12.137441     $11.395131     $11.262524     $10.119923
- - --------------------------------------------------------------------------------------------------------
RATIOS
  Ratio of operating expense
    to average net assets (%)          1.34%          1.17%          1.08%          0.75%          0.85%
  Ratio of net investment
    income (loss) to average
    net assets (%)                   (1.34)%        (1.17)%        (1.03)%        (0.75)%        (0.26)%

   WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
   SEPARATE ACCOUNT 1
                                                                              30
Notes to Financial Statements continued

Selected data for an accumulation unit outstanding throughout each year TOUCHSTONE SELECT VARIABLE ANNUITY -- OPTION 1**

                                 EMERGING       INTERNATIONAL                     INCOME          STANDBY
                                  GROWTH           EQUITY         BALANCED     OPPORTUNITY        INCOME         VALUE PLUS
                                SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT*
PER SHARE DATA
 Investment income              $  0.341604      $  0.359265    $  0.540872    $  0.823471      $  0.470157      $  0.029295
 Expenses                          0.106294         0.118896       0.113337       0.104235         0.114820         0.084535
- - -----------------------------------------------------------------------------------------------------------------------------
 Investment income-net             0.235310         0.240369       0.427535       0.719236         0.355337        (0.055240)
 Net realized and unrealized
   gain (loss) on
   investments                    (0.418405)        0.606839      (0.341119)     (2.268588)        0.010117         0.175163
- - -----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in
   net asset value                (0.183095)        0.847208       0.086416      (1.549352)        0.365454         0.119923
   Beginning of period            10.000000        10.000000      10.000000      10.000000        10.000000        10.000000
- - -----------------------------------------------------------------------------------------------------------------------------
   End of period                $  9.816905      $ 10.847208    $ 10.086416    $  8.450648      $ 10.365454      $ 10.119923
- - -----------------------------------------------------------------------------------------------------------------------------
RATIOS
 Ratio of operating expense
   to average net assets (%)           1.37%            1.45%          1.43%          1.47%            1.43%            0.85%
 Ratio of investment income-
   net to average net assets
   (%)                                 3.04%            2.99%          5.36%         10.36%            4.44%           (0.26)%

                                GROWTH &
                                 INCOME          BOND
                              SUB-ACCOUNT    SUB-ACCOUNT
PER SHARE DATA
 Investment income            $        --    $        --
 Expenses                        0.046866       0.045636
- - -------------------------------------------------------------
 Investment income-net          (0.046866)     (0.045636)
 Net realized and unrealized
   gain (loss) on
   investments                  (0.007649)      0.582273
- - -------------------------------------------------------------
 Net increase (decrease) in
   net asset value              (0.054515)      0.536637
   Beginning of period          10.000000      10.000000
- - -------------------------------------------------------------
   End of period              $  9.945485    $ 10.536637
- - -------------------------------------------------------------
RATIOS
 Ratio of operating expense
   to average net assets (%)         1.42%          1.34%
 Ratio of investment income-
   net to average net assets
   (%)                              (1.42)%         (1.34)%

TOUCHSTONE SELECT VARIABLE ANNUITY -- OPTION 2**

                                 EMERGING       INTERNATIONAL                     INCOME          STANDBY
                                  GROWTH           EQUITY         BALANCED     OPPORTUNITY        INCOME         VALUE PLUS
                                SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT*
PER SHARE DATA
 Investment income              $  0.341323      $  0.358972    $  0.540513    $  0.823085      $  0.469961      $  0.029278
 Expenses                          0.114060         0.127582       0.121617       0.111851         0.123207         0.090718
- - -----------------------------------------------------------------------------------------------------------------------------
 Investment income-net             0.227263         0.231390       0.418896       0.711234         0.346754        (0.061440)
 Net realized and unrealized
   gain (loss) on
   investments                    (0.418492)        0.606850      (0.340845)     (2.267594)        0.010117         0.174696
- - -----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in
   net asset value                (0.191229)        0.838240       0.078051      (1.556360)        0.356871         0.113256
   Beginning of period            10.000000        10.000000      10.000000      10.000000        10.000000        10.000000
- - -----------------------------------------------------------------------------------------------------------------------------
   End of period                $  9.808771      $ 10.838240    $ 10.078051    $  8.443640      $ 10.356871      $ 10.113256
- - -----------------------------------------------------------------------------------------------------------------------------
RATIOS
 Ratio of operating expense
   to average net assets (%)           1.37%            1.45%          1.43%          1.47%            1.43%            0.85%
 Ratio of investment income-
   net to average net assets
   (%)                                 3.04%            2.99%          5.36%         10.36%            4.44%           (0.26)%

                                GROWTH &
                                 INCOME          BOND
                              SUB-ACCOUNT    SUB-ACCOUNT
PER SHARE DATA
 Investment income            $        --    $        --
 Expenses                        0.050305       0.048988
- - -------------------------------------------------------------
 Investment income-net          (0.050305)     (0.048988)
 Net realized and unrealized
   gain (loss) on
   investments                  (0.012003)      0.577518
- - -------------------------------------------------------------
 Net increase (decrease) in
   net asset value              (0.062308)      0.528530
   Beginning of period          10.000000      10.000000
- - -------------------------------------------------------------
   End of period              $  9.937692    $ 10.528530
- - -------------------------------------------------------------
RATIOS
 Ratio of operating expense
   to average net assets (%)         1.42%          1.34%
 Ratio of investment income-
   net to average net assets
   (%)                              (1.42)%         (1.34)%

TOUCHSTONE SELECT VARIABLE ANNUITY -- OPTION 3**

                                 EMERGING       INTERNATIONAL                     INCOME          STANDBY
                                  GROWTH           EQUITY         BALANCED     OPPORTUNITY        INCOME         VALUE PLUS
                                SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT*
PER SHARE DATA
 Investment income              $  0.341044      $  0.358677    $  0.540154    $  0.822700      $  0.469766      $  0.029261
 Expenses                          0.121821         0.136261       0.129890       0.119462         0.131587         0.096897
- - -----------------------------------------------------------------------------------------------------------------------------
 Investment income-net             0.219223         0.222416       0.410264       0.703238         0.338179        (0.067636)
 Net realized and unrealized
   gain (loss) on
   investments                    (0.418584)        0.606843      (0.340558)     (2.266601)        0.010114         0.174236
- - -----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in
   net asset value                (0.199361)        0.829259       0.069706      (1.563363)        0.348293         0.106600
   Beginning of period            10.000000        10.000000      10.000000      10.000000        10.000000        10.000000
- - -----------------------------------------------------------------------------------------------------------------------------
   End of period                $  9.800639      $ 10.829259    $ 10.069706    $  8.436637      $ 10.348293      $ 10.106600
- - -----------------------------------------------------------------------------------------------------------------------------
RATIOS
 Ratio of operating expense
   to average net assets (%)           1.37%            1.45%          1.43%          1.47%            1.43%            0.85%
 Ratio of investment income-
   net to average net assets
   (%)                                 3.04%            2.99%          5.36%         10.36%            4.44%           (0.26)%

                                GROWTH &
                                 INCOME          BOND
                              SUB-ACCOUNT    SUB-ACCOUNT
PER SHARE DATA
 Investment income            $        --    $        --
 Expenses                        0.053733       0.052327
- - -----------------------------------------------------------------------------------------------------------------------------
 Investment income-net          (0.053733)     (0.052327)
 Net realized and unrealized
   gain (loss) on
   investments                  (0.018474)      0.570787
- - -----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in
   net asset value              (0.072207)      0.518460
   Beginning of period          10.000000      10.000000
- - -----------------------------------------------------------------------------------------------------------------------------
   End of period              $  9.927793    $ 10.518460
- - -----------------------------------------------------------------------------------------------------------------------------
RATIOS
 Ratio of operating expense
   to average net assets (%)         1.42%          1.34%
 Ratio of investment income-
   net to average net assets
   (%)                              (1.42)%         (1.34)%

 * Calculation of the Value Plus Unit Values began May 1, 1998, when that sub-account commenced operations.

** Supplementary information for the years prior to 1997 is not available for the Touchstone Select Variable Annuity as the first contract was issued on March 2, 1998.

   REPORT OF INDEPENDENT ACCOUNTANTS

31
REPORT OF INDEPENDENT ACCOUNTANTS

To the Contractholders and Board of Directors of Western-Southern Life Assurance Company

In our opinion, the accompanying statement of net assets and statement of operations and changes in net assets present fairly, in all material respects, the financial position of Western-Southern Life Assurance Company Separate Account 1 as of December 31, 1998 and the results of their operations and changes in net assets for the years ended December 31, 1998 and 1997 in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
January 22, 1999
Cincinnati, Ohio

NOTES

Western-Southern Life
Assurance Company
and Subsidiaries
(A Wholly-Owned Subsidiary of the
Western and Southern Life Insurance
Company) Report on Audits of
Consolidated Financial Statements
for the Years Ended December 31, 1998,
1997 and 1996

Western-Southern Life Assurance Company and Subsidiaries

Table of Contents
--------------------------------------------------------------------------------
                                                                           Pages

Report of Independent Accountants                                           1

Financial Statements:

      Consolidated Balance Sheets as of December 31, 1998 and 1997        2-3

      Consolidated Statements of Operations for the years ended
       December 31, 1998, 1997 and 1996                                     4

      Consolidated Statements of Comprehensive Income
       for the years ended December 31, 1998, 1997 and 1996                 5

      Consolidated Statements of Changes in Shareholder's Equity
       for the years ended December 31, 1998, 1997 and 1996                 6

      Consolidated Statements of Cash Flows for the years ended
       December 31, 1998, 1997 and 1996                                     7

      Notes to Financial Statements                                      8-20

                        Report of Independent Accountants

To the Board of Directors
Western-Southern Life Assurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, comprehensive income, changes in policyholders' surplus and of cash flows present fairly, in all material respects, the financial position of The Western-Southern Life Assurance Company and its subsidiaries at December 31, 1998 and 1997, and the consolidated results of their operations and their cash flows for the three years ended December 31, 1998 in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Cincinnati, Ohio

April 26, 1999

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Consolidated Balance Sheets
as of December 31, 1998 and 1997
--------------------------------------------------------------------------------

                                                            1998         1997
                                                       -------------------------
                                                              (in thousands)
                                                       -------------------------
Assets

Investments:
Securities available-for-sale, at fair value:
      Debt securities                                  $3,234,636     $2,975,472
      Equity securities                                    93,036         98,615
Mortgage loans, net                                       149,172        114,553
Policy loans                                               50,767         51,231
Short term investments                                     79,920         60,357
Other invested assets                                      20,858         20,159
Cash and cash equivalents                                     653            281
                                                       ----------     ----------
      Total investments                                 3,629,042      3,320,668
                                                       ----------     ----------
Accrued investment income                                  43,073         39,356
Deferred acquisition costs, net                           254,417        248,586
Other assets                                                7,075          6,619
Assets held in separate accounts                          224,275        122,631
                                                       ----------     ----------
      Total assets                                     $4,157,882     $3,737,860
                                                       ==========     ==========

The accompanying notes are an integral part of these financial statements.

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Consolidated Balance Sheets (continued)
as of December 31, 1998 and 1997
------------------------------------------------------------------------------

                                                            1998         1997
                                                       -------------------------
                                                              (in thousands)
                                                       -------------------------
Liabilities and Shareholder's Equity

Policy reserves                                            $3,223,860   $2,957,121
Other policyholder funds                                       38,464       31,865
                                                           ----------   ----------

      Total policy liabilities                              3,262,324    2,988,986
                                                           ----------   ----------

Payable to parent company                                     177,523      197,358
Other accrued expenses                                         21,558       21,395
Federal income tax liability
      Current                                                  24,289       17,058
      Deferred                                                 60,154       62,158
Liabilities related to separate accounts                      224,275      122,631
                                                           ----------   ----------

      Total liabilities                                     3,770,123    3,409,586
                                                           ----------   ----------

Commitments and contingencies (see Note 8)

Common stock, $1 par value, authorized 10,000,000 shares;
 issued and outstanding 1,500,000 shares                        1,500        1,500
Paid-in-capital                                               246,226      221,285
Accumulated other comprehensive income                         36,229       34,330
Retained earnings                                             103,804       71,159
                                                           ----------   ----------

      Total shareholder's equity                              387,759      328,274
                                                           ----------   ----------

      Total liabilities and shareholder's equity           $4,157,882   $3,737,860
                                                           ----------   ----------

  The accompanying notes are an integral part of these financial statements.

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Consolidated Statements of Operations
as of December 31, 1998, 1997 and 1996
------------------------------------------------------------------------------

                                                                    1998        1997        1996
                                                                ----------   ----------  ----------
                                                                            (in thousands)
                                                                -----------------------------------
Revenue:
   Insurance premiums and other considerations                  $  64,077    $  59,458    $  55,806
   Policy and contract charges                                     68,043       74,889       68,829
   Net investment income                                          247,508      227,047      195,147
   Net realized investment gains (losses)                          23,202       19,439       14,256
   Other income                                                     5,714        3,902        1,093
                                                                ---------    ---------    ---------
        Total revenues                                          $ 408,544    $ 384,735    $ 335,131
                                                                ---------    ---------    ---------
Benefits and expenses:
   Policy benefits                                                 58,759       58,020       54,575
   Interest expense on annuities and financial products           178,610      167,467      143,989
   Amortization of deferred policy acquisition costs               56,383       60,992       49,013
   Other operating expenses                                        61,664       61,264       53,744
                                                                ---------    ---------    ---------
        Total benefits and expenses                               355,416      347,743      301,321
                                                                ---------    ---------    ---------
        Income before income taxes                                 53,128       36,992       33,810

Income tax expense (benefit)
        Current                                                    21,256       15,568        8,858
        Deferred                                                   (3,027)      (2,866)       2,818
                                                                ---------    ---------    ---------
                                                                   18,229       12,702       11,676
                                                                ---------    ---------    ---------
        Net income                                              $  34,899    $  24,290    $  22,134
                                                                =========    =========    =========


  The accompanying notes are an integral part of these financial statements.

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Consolidated Statements of Comprehensive Income
for the three years ended December 31, 1998, 1997 and 1996.
------------------------------------------------------------------------------

                                                                         1998       1997       1996
                                                                       -------     ------     -------
                                                                               (in thousands)
                                                                       ------------------------------
Net income                                                             $ 34,899   $ 24,290   $ 22,134
                                                                       --------   --------   --------
Other comprehensive income, net of tax:
   Unrealized gains of securities:
      Unrealized holding gains (losses) arising during period,
      net of taxes of $9,143, $18,640 and $(6,007) for
      the years ended 1998, 1997 and 1996, respectively                  16,980     34,618    (11,156)

      Less: reclassification adjustment for gains
       included in net income net of taxes of $8,120,
       $6,804 and $4,989 for the years ended, 1998, 1997 and
       1996, respectively                                                15,081     12,636      9,266
                                                                       --------   --------   --------
Other comprehensive income                                                1,899     21,982    (20,422)
                                                                       --------   --------   --------
Comprehensive income                                                   $ 36,798   $ 46,272   $  1,712
                                                                       ========   ========   ========

  The accompanying notes are an integral part of these financial statements.

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Consolidated Statements of Changes in Shareholder's Equity
for the three years ended December 31, 1998
------------------------------------------------------------------------------

                                                                                          Accumulated
                                                                                             Other
                                                       Total      Common       Paid in   Comprehensive   Retained
                                                       Equity     Stock        Capital       Income      Earnings
                                                       ------     -----        -------       ------      --------
                                                                             (in thousands)
                                                     -------------------------------------------------------------
Shareholder's equity January 1, 1996                 $ 286,594    $ 1,500     $ 221,285    $  32,770    $ 31,039

Net income                                              22,134                                            22,134
Other comprehensive income                             (20,422)
                                                     ---------
Comprehensive income                                     1,712
                                                     ---------
Dividend to parent                                      (1,748)                                           (1,748)
                                                     ---------    -------     ---------    ---------------------
Shareholder's equity December 31, 1996                 286,548      1,500       221,285       12,348      51,415
                                                     ---------    -------     ---------    ---------------------
Net income                                              24,290                                            24,290
Other comprehensive income                              21,982                                21,982
                                                     ---------
Comprehensive income                                    46,272
                                                     ---------
Dividend to parent                                      (4,546)                                           (4,546)
                                                     ---------    -------     ---------    ---------------------
Shareholder's equity December 31, 1997                 328,274      1,500       221,285       34,330      71,159
                                                     =========    =======     =========    =====================
Net income                                              34,899                                            34,899
Other comprehensive income                               1,899                                 1,899
                                                     ---------
Comprehensive income                                    36,798
                                                     ---------
Capital contribution                                    24,941                  (24,941)
Dividend to parent                                      (2,254)                                           (2,254)
                                                     ---------    -------     ---------    ---------------------
Shareholder's equity December 31, 1998               $ 387,759    $ 1,500     $ 246,226    $  36,229    $103,804
                                                     =========    =======     =========    =====================

  The accompanying notes are an integral part of these financial statements.

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Consolidated Statements of Cash Flows
for the three years ended December 31, 1998
------------------------------------------------------------------------------

                                                                              1998             1997           1996
                                                                              ----              ----           ----
                                                                                         (in thousands)
                                                                          -----------------------------------------
Operating activities:
    Net income                                                            $    34,899    $    24,290    $    22,134
    Adjustments to reconcile net income to net cash
     provided by operating activities:
      Capitalization of deferred policy acquisition costs                     (54,694)       (56,245)       (51,036)
      Amortization and write-off of deferred policy
       acquisition costs                                                       56,383         60,992         49,013
      Realized (gains) losses on invested assets, net                         (23,202)       (19,439)       (14,256)
      Deferred Federal income tax                                              (3,027)        (2,866)         2,818
      Increase in policy liabilities                                           62,865         37,190         26,078
      Increase in other assets                                               (105,701)       (99,078)       (29,399)
      Increase in other liabilities                                            89,057        120,878         40,491
                                                                          -----------    -----------    -----------
         Net cash provided by operating activities                             56,580         65,722         45,843
                                                                          -----------    -----------    -----------
Cash flows from investing activities:
    Purchases:
      Debt securities, available-for-sale                                  (1,493,016)    (1,431,999)    (1,447,588)
      Equity securities, available-for-sale                                   (55,458)       (71,179)       (35,851)
      Mortgage loans                                                          (45,162)       (37,415)            --
      Real estate                                                                (401)          (437)          (583)
      Shortterm and other invested assets                                  (4,729,573)    (2,706,179)    (2,788,146)

    Proceeds from sales, calls or maturities
      Debt securities, available-for-sale                                   1,253,769      1,075,974      1,003,920
      Equity securities, available-for-sale                                    57,008         44,121         31,317
      Mortgage loans                                                           10,548         18,514         30,109
      Real estate                                                               7,826          3,878          7,000
      Short-term and other invested assets                                  4,705,092      2,733,083      2,817,605
                                                                          -----------    -----------    -----------
         Net cash used by investing activities                               (289,367)      (371,639)      (382,217)
                                                                          -----------    -----------    -----------
Cash flows from financing activities:
    Deposits to universal life and investment product
     account balances                                                         578,832        595,479        513,635
    Withdrawals from universal life and investment
     product account balances                                                (368,360)      (285,328)      (181,424)
    Capital contributions from parent                                          24,941             --             --
    Dividends to parent                                                        (2,254)        (4,546)        (1,758)
                                                                          -----------    -----------    -----------
         Net cash provided by financing activities                            233,159        305,605        330,453
                                                                          -----------    -----------    -----------

Net increase (decrease) in cash and cash equivalents                              372           (312)        (5,921)

Cash and cash equivalents at beginning of year                                    281            593          6,514
                                                                          -----------    -----------    -----------
Cash and cash equivalents at end of year                                  $       653    $       281    $       593
                                                                          ===========    ===========    ===========

  The accompanying notes are an integral part of these financial statements.

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Notes to Consolidated Financial Statements (in thousands)
--------------------------------------------------------------------------------

1.    Nature of Operations, Basis of Presentation and Principal Accounting
      Policies:

      Western-Southern Life Assurance Company (the "Company") is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (the "Parent"), a mutual life insurance company.

      The Company offers individual annuities and interest-sensitive life insurance products through its parent company's agents and various financial institutions. The Company is licensed in forty-three states and the District of Columbia, actively selling in twenty-one states, and has 94% of its field force located in twelve midwest and south-central states.

      Basis of Presentation: The accompanying financial statements have been prepared in conformity with generally accepted accounting principles
      (GAAP).

      The Company also files financial statements with insurance regulatory authorities which are prepared on the basis of statutory accounting practices which are significantly different from financial statements prepared in accordance with GAAP. These differences are described in detail in Note 7.

      The following is a description of the principle accounting policies and practices used in the preparation of these financial statements.

      Consolidation: The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Courtyard Nursing Care, Inc. and IFS Financial Services, Inc. Significant intercompany transactions have been eliminated.

      Premium Revenue and Benefits to Policyholders: The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

      Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest accrued to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Notes to Consolidated Financial Statements (in thousands)
--------------------------------------------------------------------------------

      Deferred Policy Acquisition Costs: Those costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue and certain variable agency expenses. These costs are amortized with interest as follows:

      For universal life-type policies and investment contracts, over the lesser of the lifetime of the policy or 15-30 years in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

      Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly. For universal life-type contracts and investment contracts, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits expected over the life of a block of business in order to maintain a constant relationship between cumulative amortization and the present value of gross profits. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

      The Company states available-for-sale securities at fair value. The Company also adjusts the cost of policies produced to reflect the change in cumulative amortization that would have been recorded if they had sold the securities at their fair value and reinvested the proceeds at current yields.

      A summary of deferred acquisition costs follows:

                                                            1998         1997         1996
                                                            ----         ----         ----
Deferred acquisition costs, January 1                    $ 248,586    $ 284,135    $ 242,998
Capitalization of costs                                     54,694       56,245       51,036
Amortization                                               (56,383)     (60,992)     (49,013)
Additional amount related to unrealized gains (losses)
 on securities                                               7,520      (30,802)      39,114
                                                         ---------    ---------    ---------
                                                         $ 254,417    $ 248,586    $ 284,135
                                                         =========    =========    =========

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Notes to Consolidated Financial Statements (in thousands)
--------------------------------------------------------------------------------

      Valuation of Investments:

      o Debt securities which may be sold to meet liquidity and other needs of the Company are categorized as available-for-sale and are stated at fair value. Equity securities are classified as available-for-sale and are stated at fair value. Realized gains and losses on sale or maturity of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. At the time a decline in value of an investment is determined to be other than temporary, a provision for loss is recorded which is included in realized investment gains and losses. Unrealized gains and losses, resulting from carrying available-for-sale securities at fair value, are reported in shareholder's equity, net of deferred taxes of $19,499 and $18,485, respectively, and deferred acquisition costs of $52,885 and $60,421, respectively, at December 31, 1998 and 1997.

      o Mortgage loans on real estate are carried at amortized cost less an impairment allowance for estimated uncollectible amounts. The Company records interest income from impaired loans on the cash-basis method.

      o Policy loan values are carried at outstanding indebtedness not in excess of policy cash surrender value.

      o Short-term investments are those investments with a maturity of less than one year at the time of purchase and consist primarily of debt securities and money market funds.

      Reserves for Future Policy and Contract Benefits: Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values plus certain deferred policy fees which are amortized using the same assumptions and factors used to amortize the cost of policies produced. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain) the liability for future benefits is the present value of such guaranteed benefits.

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Notes to Consolidated Financial Statements (in thousands)
--------------------------------------------------------------------------------

      Assets Held in Separate Accounts: The Company maintains separate account funds on which investment income and gains or losses accrue directly to certain policyholders of variable annuity contracts. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

      Cash and Cash Equivalents: The Company considers short-term investments with an original maturity of three months or less to be cash and cash equivalents.

      Federal Income Taxes: The provision for income taxes is computed on the separate return method and includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis.

      The Company's Parent files a consolidated tax return with its eligible subsidiaries, including the Company. The Company pays tax to its Parent based on the provisions of a written agreement. Under the agreement, the benefits from losses of subsidiaries are not retained by the subsidiary companies but are allocated among those companies in the consolidated group having taxable income. Differences between the Company's current provision recorded for financial reporting purposes and the amount of tax allocated to the Company under its legal tax sharing agreement are considered to be dividends or capital contributions to/from its Parent.

      Comprehensive Income: During 1998, the Company adopted SFAS No. 130 (SFAS
      130), "Reporting Comprehensive Income". SFAS 130 establishes standards for the reporting and presentation of comprehensive income and its components. Comprehensive income encompasses all changes in equity, excluding transactions with owners, and includes net income and the change in unrealized appreciation/depreciation on investment securities. The new standard requires additional disclosures in the financial statements and does not affect results of operations or financial position.

      Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Reclassifications: Certain 1997 and 1996 amounts have been reclassified to conform to the 1998 presentation.

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Notes to Consolidated Financial Statements (in thousands)
--------------------------------------------------------------------------------

2.    Debt and Equity Securities:

      The amortized cost and estimated fair values of securities available-for-sale at December 31, 1998 and 1997 are as follows:

                                                                        1998
                                                   -------------------------------------------------
                                                    Amortized     Unrealized  Unrealized  Estimated
                                                       Cost         Gains      Losses     Fair Value
                                                   ----------   ----------   ----------   ----------
Securities available-for-sale
    U.S. Treasury securities and obligations of    $   57,830   $    1,721   $      321   $   59,230
    U.S. government corporations and agencies

    Debt securities issued by states of the U.S.
     and political subdivisions of the states          85,647        6,581            3       92,225

    Corporate securities                            1,889,744       91,970       19,520    1,962,194
                                                   ----------   ----------   ----------   ----------
    Mortgage-backed securities                      1,094,929       27,111        1,063    1,120,977
                                                   ----------   ----------   ----------   ----------
         Total debt securities                     $3,128,150   $  127,383   $   20,907   $3,234,626
                                                   ----------   ----------   ----------   ----------
    Equity securities                              $   90,899   $    7,219   $    5,082   $   93,036
                                                   ==========   ==========   ==========   ==========

                                                                        1997
                                                   -------------------------------------------------
                                                    Amortized     Unrealized  Unrealized   Estimated
                                                       Cost         Gains      Losses     Fair Value
                                                   ----------   ----------   ----------   ----------
Securities available-for-sale
    U.S. Treasury securities and obligations of    $   21,454   $      474   $       17   $   21,911
    U.S. government corporations and agencies
    Debt securities issued by states of the U.S.
     and political subdivisions of the states          83,387        5,890           21       89,256

    Corporate securities                            1,769,188       85,277        8,969    1,845,496

    Mortgage-backed securities                        997,094       27,687        5,972    1,018,809
                                                   ----------   ----------   ----------   ----------
         Total debt securities                     $2,871,123   $  119,328   $   14,979   $2,975,472
                                                   ----------   ----------   ----------   ----------
    Equity securities                              $   89,728   $   10,217   $    1,330   $   98,615
                                                   ==========   ==========   ==========   ==========

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Notes to Consolidated Financial Statements (in thousands)
--------------------------------------------------------------------------------

      The amortized cost and estimated fair value of debt securities at December 31, 1998, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                               Total
                                                      --------------------------
                                                      Amortized       Estimated
                                                        Cost          Fair Value
                                                      ----------      ----------

Due in one year or less                               $   46,904      $   46,650
Due after one year through five years                    777,695         802,501
Due after five years through ten years                   750,870         787,105
Due after ten years                                      457,752         477,393
                                                      ----------      ----------

                                                       2,033,221       2,113,649

Mortgage-backed securities                             1,094,929       1,120,977
                                                      ----------      ----------

         Total                                        $3,128,150      $3,234,626
                                                      ----------      ----------

Net investment income consisted of the following for the years ended December
31,:

                                              1998          1997          1996
                                            --------      --------      --------

Debt securities                             $220,568      $202,957      $172,331
Equity securities                              6,132         8,895         3,391
Mortgage loans                                11,115         7,388        10,195
Rental income from real estate                 1,557         2,280         2,604
Policy loans                                   3,602         3,668         3,743
Other invested assets                            625           647         1,694
Short-term investments                         7,235         4,590         5,121
                                            --------      --------      --------

Gross investment income                      250,834       230,425       199,079
Investment expense                             3,326         3,378         3,932
                                            --------      --------      --------

Net investment income                       $247,508      $227,047      $195,147
                                            --------      --------      --------

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Notes to Consolidated Financial Statements (in thousands)
--------------------------------------------------------------------------------

      Proceeds from sales and maturities of investments in debt securities during 1998, 1997 and 1996 were $1,253,769, $1,075,974 and $1,003,920, respectively. Gross gains of $24,034, $16,837 and $14,494 and gross losses of $6,483, $3,361 and $8,135 were realized on those sales in 1998, 1997 and 1996, respectively.

      Proceeds from sales of investments in equity securities during 1998, 1997 and 1996 were $57,008, $44,121 and $31,317, respectively. Gross gains of $7,148, $7,575 and $4,936 and gross losses of $1,537, $4,139 and $1,407 were realized on those sales in 1998, 1997 and 1996, respectively.

3.    Mortgage Loans:

      The Company maintains a diversified mortgage loan portfolio, consisting principally of commercial real estate loans, and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. Mortgage loans on various properties in Ohio account for approximately 50% of the total amortized cost of the Company's mortgage loans. The remaining mortgage loans relate to properties located throughout the United States.

      Activity in the allowance for loan losses is summarized as follows:

                                                  Years Ended December 31,
                                              1998         1997          1996
                                             -------      -------       -------
Balance, beginning of year                   $ 2,977      $ 4,532       $ 5,684
Provisions charged to operations               2,712        2,178            --
Chargeoffs, net of recoveries                     --       (3,733)       (1,152)
                                             -------      -------       -------
                                             $ 5,689      $ 2,977       $ 4,532
                                             =======      =======       =======

      The fair value for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan.

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Notes to Consolidated Financial Statements (in thousands)
--------------------------------------------------------------------------------

4.    Fair Values of Financial Instruments:

      The following sets forth the fair values of the Company's financial instruments;


                                                                 1998                                   1997
                                                  ------------------------------------   -------------------------------------
                                                       Carrying             Fair              Carrying              Fair
                                                       Value               Value              Value               Value
                                                  -----------------   ----------------   -----------------   -----------------
Assets
    Debt securities                                 $    3,234,636     $    3,234,636      $    2,975,472      $    2,975,472
    Equity securities                                       93,036             93,036              98,615              98,615
    Mortgage loans, net                                    149,172            162,000             114,553             117,838
    Short-term investments                                  79,920             79,920              60,357              60,357
    Cash and cash equivalents                                  653                653                 281                 281
                                                    --------------     --------------      --------------      --------------
         Total assets                               $    3,557,417     $    3,570,245      $    3,249,278      $    3,252,563
                                                    --------------     --------------      --------------      --------------

Liabilities
    Investment-type contract reserves               $    3,223,860     $    3,126,940      $    2,957,121      $    2,854,827
                                                    --------------     --------------      --------------      --------------
         Total liabilities                          $    3,223,860     $    3,126,940      $    2,957,121      $    2,854,827
                                                    ==============     ==============      ==============      ==============

      Fair values for debt, equity and short-term investment securities are based on quoted market prices.

      The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan.

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Notes to Consolidated Financial Statements (in thousands)
--------------------------------------------------------------------------------

      The fair value for the Company's liability under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

      Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the companies are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions which may prevent timely adjustment. The Company's management monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

      The Company believes it is not practicable to estimate the fair value of policy loans. These assets are carried at their aggregate unpaid principal balances. Estimation of the fair value is not practicable as the loans have no stated maturity and are an integral part of the related insurance contracts.

5.    Related Party Transactions:

      The Company has three modified coinsurance agreements under which it cedes all of its universal life insurance business to its parent. The Company also has a coinsurance agreement under which it assumes all of its parent's flexible premium annuity business. These contracts are accounted for as financing arrangements as the contracts do not provide for adequate transfer of risk. Under the agreements, the Company holds as a deposit liability $144,861 and $146,104 at December 31, 1998 and 1997,
      respectively, and has recorded interest expense of $9,305, $9,190 and $9,426 for the years ended December 31, 1998, 1997 and 1996, respectively, in its Statement of Operations as charges relating to this arrangement.

      The Company has no employees of its own and reimburses its parent for management services and rent. Management services provided by the parent amounted to $41,232, $38,935 and $37,798 in 1998, 1997 and 1996,
      respectively. Rent expense was $4,155, $4,579 and $4,253 in 1998, 1997 and 1996, respectively.

      During 1998, the Company's parent made capital contributions of $24,941 to the Company.

      At December 31, 1998 and 1997, the Company had $43,537 and $42,298, respectively, invested in the Touchstone Funds, mutual funds administered by a subsidiary of the Company.

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Notes to Consolidated Financial Statements (in thousands)
--------------------------------------------------------------------------------

6.    Federal Income Taxes:

      A reconciliation of the income tax attributable to continuing operations computed at the U.S. federal statutory tax rates to the income tax expense included in the consolidated statement of operations follows.

                                                 1998        1997        1996
                                               --------    --------    --------

Income tax computed at statutory tax rate      $ 18,595    $ 12,947    $ 11,834
    Dividends received deduction                   (316)       (231)       (178)
    Other, net                                      (50)        (14)         20
                                               --------    --------    --------

                                               $ 18,229    $ 12,702    $ 11,676
                                               --------    --------    --------

                                                           1998          1997
                                                         --------      --------

Deferred income tax (asset) liability:
    Deferred policy acquisition costs                    $  79,883      $ 78,015
    Investments                                            35,269        38,859
    Future policy and contract benefits                   (56,592)      (56,099)
    Other                                                   1,594         1,383
                                                         --------      --------

         Deferred income tax (asset) liability           $ 60,154      $ 62,158
                                                         ========      ========

      Federal income taxes paid under the Company's tax-sharing agreement with its parent were $11,282, $17,058 and $11,735 in 1998, 1997 and 1996, respectively.

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Notes to Consolidated Financial Statements (in thousands)
--------------------------------------------------------------------------------

7.    Regulatory Matters:

      The Company, which is domiciled in Ohio, prepares statutory financial statements in accordance with accounting principles and practices prescribed or permitted by the State of Ohio Department of Insurance
      (SAP). Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners
      (NAIC). Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state-to-state, may differ from company-to-company within a state, and may change in the future.

      A reconciliation of SAP shareholder's equity to GAAP shareholder's equity at December 31, follows:

                                                             1998         1997         1996
                                                          ---------    ---------    ---------
SAP shareholder's equity                                  $ 207,888    $ 178,079    $ 170,603

Deferred policy acquisition costs                           254,417      248,586      284,308
Policy reserves                                             (33,373)     (48,372)     (63,340)
Asset valuation and interest maintenance reserves            68,231       61,448       47,463
Deferred income taxes                                       (61,744)     (62,907)     (55,375)
Unrealized gain (loss) on available-for-sale securities     107,006      103,177       49,688
Reinsurance                                                (149,043)    (149,692)    (144,372)
Other, net                                                   (5,623)      (2,045)      (2,427)
                                                          ---------    ---------    ---------
         Total GAAP shareholder's equity                  $ 387,759    $ 328,274    $ 286,548
                                                          ---------    ---------    ---------

A reconciliation of SAP net income to GAAP income at December 31, follows:

                                                             1998         1997         1996
                                                          ---------    ---------    ---------
SAP net income                                            $  22,196    $  17,755    $  13,673

Deferred policy acquisition costs                            (1,689)      (4,747)       2,023
Policy reserves                                              12,429       14,968       13,576
Income taxes                                                  3,027        2,793       (4,964)
Interest maintenance reserve                                  6,924        4,632        1,362
Other, net                                                   (7,988)     (11,111)      (3,536)
                                                          ---------    ---------    ---------
         Total GAAP net income                            $  34,899    $  24,290    $  22,134
                                                          ---------    ---------    ---------

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Notes to Consolidated Financial Statements (in thousands)
--------------------------------------------------------------------------------

      The Company is required by statutory regulations to meet minimum risked-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 1998 and 1997, the Company substantially exceeded all levels of risk-based capital required.

      State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies and the content of advertising material.

      Under Ohio law, the Company is subject to certain statutory restrictions on dividends it may pay to its Parent. Dividends paid from other than "earned surplus" also require prior regulatory approval. During 1998 and 1997, the Company paid dividends of $4,941 and $4,546, respectively, to its Parent. This distribution represents a portion of amounts remitted to the Parent under the tax sharing agreement between the Company and its Parent.

      For statutory accounting purposes, the Company received written approval from the State of Ohio Department of Insurance to record guaranty fund assessments as billed and defer the amount on the balance sheet to the extent that they are recoverable through premium tax credits. When the tax credits are realized, the deferred tax assessment is removed from the balance sheet as a charge to premium tax expense. There is no prescribed statutory accounting treatment for these transactions.

      The Company also received written approval to record all taxes, including interest, assessments, settlements and corrections through the Summary of Operations, rather than as a direct charge to shareholder's equity. There is no prescribed accounting treatment for these transactions.

8.    Contingencies:

      The Company is currently a defendant in various lawsuits, which allege improper sales practices by the Company. Recently, a nationwide class was certified in one of these cases. The terms of the class are still uncertain; however, the Company intends to vigorously appeal the certification. At this point in time, management is unable to estimate the potential outcome of the lawsuits.

Western-Southern Life Assurance Company and Subsidiaries
(A Wholly-Owned Subsidiary of The Western and Southern Life Insurance Company) Notes to Consolidated Financial Statements (in thousands)
--------------------------------------------------------------------------------

9.    New Accounting Pronouncements:

      In December 1997, the American Institute of Certified Public Accountants issued Statement of Position 97-3 "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." This statement provides guidance on accounting for insurance related assessments and required disclosure information. This statement is effective for fiscal years beginning after December 15, 1998. The Company is in the process of assessing the impact of this pronouncement.

      In March, 1998, the American Institute of Certified Public Accountants issued Statement of Position 98-1 "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." This statement provides guidance on accounting for the costs of computer software developed or obtained for internal use. This statement is effective for fiscal years beginning after December 15, 1998. The Company is in the process of assessing the impact of this pronouncement.

      In June 1998, the Financial Accounting Standards Board Issued Statement of Financial Accounting Standard 133, "Accounting for Derivative Instruments and Hedging Activities". This Statement establishes accounting and reporting standards for derivative instrument, including certain derivative instruments embedded in other contracts and for hedging activities and is effective January 1, 2000 for the Company. The Company is in the process of assessing the impact of this pronouncement.